                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-7820
                                    --------------------------------------------

                    AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                             64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                           (Zip Code)

DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code:        816-531-5575
                                                    ----------------------------

Date of fiscal year end:    March 31
                          ------------------------------------------------------

Date of reporting period:   December 31, 2004
                          ------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
EQUITY INCOME FUND
DECEMBER 31, 2004
[american century investments logo and text logo]

EQUITY INCOME - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 67.7%
AEROSPACE & DEFENSE - 2.1%
         2,288,857  Honeywell International Inc.                    $ 81,048,426
                                                                 ---------------
AUTO COMPONENTS - 0.6%
         1,119,088  Cooper Tire & Rubber                              24,116,346
                                                                 ---------------
AUTOMOBILES - 0.7%
           640,000  General Motors Corp.(1)                           25,638,400
                                                                 ---------------
BEVERAGES - 1.4%
           319,100  Anheuser-Busch Companies, Inc.                    16,187,943
           940,100  Coca-Cola Company (The)                           39,136,789
                                                                 ---------------
                                                                      55,324,732
                                                                 ---------------
CAPITAL MARKETS - 0.3%
           226,173  Edwards (A.G.), Inc.                               9,772,935
                                                                 ---------------
CHEMICALS - 2.6%
         2,023,000  du Pont (E.I.) de Nemours & Co.                   99,228,150
                                                                 ---------------
COMMERCIAL BANKS - 10.7%
         1,434,600  Bank of America Corp.(2)                          67,411,854
         1,531,959  Commerce Bancshares, Inc.                         76,904,342
           486,200  Mercantile Bankshares Corporation                 25,379,640
         1,319,000  SunTrust Banks, Inc.                              97,447,721
         2,640,100  U.S. Bancorp                                      82,687,933
           427,487  UMB Financial Corp.                               24,221,413
           994,953  Whitney Holding Corp.                             44,762,935
                                                                 ---------------
                                                                     418,815,838
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 4.4%
         1,416,200  Pitney Bowes, Inc.                                65,541,736
         1,732,043  Republic Services, Inc. Cl A                      58,092,722
         1,548,900  Waste Management, Inc.                            46,374,066
                                                                 ---------------
                                                                     170,008,524
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.4%
           986,400  Nokia Oyj ADR                                     15,456,888
                                                                 ---------------
COMPUTERS & PERIPHERALS - 0.6%
           243,300  International Business
                    Machines Corp.                                    23,984,514
                                                                 ---------------

EQUITY INCOME - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING - 0.2%
           210,478  Bemis Co.                                          6,122,805
                                                                 ---------------
DISTRIBUTORS - 0.3%
           250,000  Genuine Parts Company                             11,015,000
                                                                 ---------------
DIVERSIFIED - 4.9%
         1,587,900  Standard and Poor's 500
                    Depositary Receipt                               191,977,110
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.1%
           774,400  Iowa Telecommunications
                    Services Inc.                                     16,703,808
         1,369,322  SBC Communications Inc.                           35,287,428
           721,600  Verizon Communications                            29,232,016
                                                                 ---------------
                                                                      81,223,252
                                                                 ---------------
ELECTRIC UTILITIES - 3.7%
           907,078  IDACORP, Inc.                                     27,729,374
         3,509,500  Pepco Holdings, Inc.                              74,822,540
         1,806,049  Westar Energy Inc.                                41,304,341
                                                                 ---------------
                                                                     143,856,255
                                                                 ---------------
ELECTRICAL EQUIPMENT - 2.2%
           756,300  Emerson Electric Co.                              53,016,630
           618,656  Hubbell Inc. Cl B                                 32,355,709
                                                                 ---------------
                                                                      85,372,339
                                                                 ---------------
FOOD PRODUCTS - 3.8%
           643,100  ConAgra Foods, Inc.                               18,939,295
           821,900  H.J. Heinz Company                                32,045,881
           109,300  Kellogg Co.                                        4,881,338
         1,770,300  Kraft Foods Inc.                                  63,040,383
           421,800  Unilever N.V. New York Shares                     28,138,278
                                                                 ---------------
                                                                     147,045,175
                                                                 ---------------
GAS UTILITIES - 4.1%
           567,326  AGL Resources Inc.                                18,857,916
           558,691  Cascade Natural Gas Corp.(3)                      11,844,249
           421,500  NICOR Inc.                                        15,570,210
         1,952,961  Piedmont Natural Gas Co., Inc.                    45,386,814
         2,167,700  WGL Holdings Inc.                                 66,851,868
                                                                 ---------------
                                                                     158,511,057
                                                                 ---------------
HOUSEHOLD DURABLES - 2.0%
           266,787  Hunter Douglas N.V. ORD                           14,223,812

EQUITY INCOME - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           893,877  Snap-on Incorporated                              30,713,614
           496,051  Whirlpool Corp.                                   34,331,690
                                                                 ---------------
                                                                      79,269,116
                                                                 ---------------
HOUSEHOLD PRODUCTS - 2.5%
         1,472,300  Kimberly-Clark Corp.                              96,892,063
                                                                 ---------------
INSURANCE - 1.9%
         1,147,874  CNA Surety Corp.(4)                               15,324,118
           176,800  Jefferson-Pilot Corp.                              9,186,528
            17,837  Kansas City Life Insurance Company                   843,690
         1,170,448  Marsh & McLennan Companies Inc.                   38,507,739
           246,300  MetLife, Inc.                                      9,977,613
                                                                 ---------------
                                                                      73,839,688
                                                                 ---------------
MEDIA - 0.6%
           578,100  New York Times Co. (The) Cl A                     23,586,480
                                                                 ---------------
OIL & GAS - 7.8%
         1,296,100  BP plc ADR                                        75,692,240
         2,284,000  Exxon Mobil Corp.                                117,077,841
         1,902,692  Royal Dutch Petroleum Co.
                    New York Shares                                  109,176,467
                                                                 ---------------
                                                                     301,946,548
                                                                 ---------------
PHARMACEUTICALS - 3.5%
           851,500  Abbott Laboratories                               39,722,475
           641,100  Bristol-Myers Squibb Co.                          16,424,982
         1,076,700  Merck & Co., Inc.(1)                              34,605,138
         1,616,300  Pfizer, Inc.                                      43,462,307
                                                                 ---------------
                                                                     134,214,902
                                                                 ---------------
REAL ESTATE - 1.4%
         1,108,322  Rayonier, Inc.                                    54,208,029
                                                                 ---------------
ROAD & RAIL - 1.4%
           803,761  Union Pacific Corp.                               54,052,927
                                                                 ---------------
SOFTWARE - 0.7%
           411,100  Microsoft Corporation                             10,980,481
           632,777  Reynolds & Reynolds Co. Cl A                      16,774,918
                                                                 ---------------
                                                                      27,755,399
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.8%
           190,200  Freddie Mac                                       14,017,740

EQUITY INCOME - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           657,284  Washington Federal, Inc.                          17,444,317
                                                                 ---------------
                                                                      31,462,057
                                                                 ---------------
TOTAL COMMON STOCKS                                                2,625,744,955
(Cost $2,220,922,791)                                            ---------------

PURCHASED PUT OPTIONS(5)
CONTRACTS(5)
             6,400  General Motors Corp., strike at
                    $42.50, expires 1/22/05                            1,616,000
             1,500  Merck & Co. Inc., strike at
                    $25.00, expires 4/16/05                               26,250
             3,300  Merck & Co. Inc., strike at
                    $30.00, expires 1/22/05                               41,250
                                                                 ---------------
TOTAL PURCHASED PUT OPTIONS                                            1,683,500
(Cost $3,048,677)                                                ---------------

CONVERTIBLE PREFERRED STOCKS - 9.5%
AEROSPACE & DEFENSE - 1.0%
           283,700  Northrop Grumman Corp.,
                    7.00%, 4/4/21                                     37,451,237
                                                                 ---------------
ELECTRIC UTILITIES - 4.4%
         2,839,300  Ameren Corp., 9.75%, 5/15/05                      81,658,268
         1,530,600  FPL Group, Inc., 8.00%, 2/16/06                   92,203,344
                                                                 ---------------
                                                                     173,861,612
                                                                 ---------------
HOUSEHOLD DURABLES - 0.5%
           384,200  Newell Financial Trust I,
                    5.25%, 12/1/27                                    18,105,425
                                                                 ---------------
INSURANCE - 1.2%
           652,691  Chubb Corp., 7.00%, 11/16/05                      19,313,127
           425,490  Hartford Financial Services,
                    7.00%, 8/16/06                                    28,061,065
                                                                 ---------------
                                                                      47,374,192
                                                                 ---------------
OIL & GAS - 0.8%
           637,300  Unocal Corp., 6.25%, 9/01/26                      32,744,474
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.8%
           581,600  International Paper,
                    5.25%, 7/20/25                                    29,580,176
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.8%
                76  Fannie Mae, 5.375%, 1/5/08
                    (Acquired 12/29/04-12/30/04,
                    Cost $7,605,875)(7)                                8,053,696
           423,600  Washington Mutual, Inc.,
                    5.375%, 5/3/41                                    23,615,700
                                                                 ---------------
                                                                      31,669,396
                                                                 ---------------
TOTAL CONVERTIBLE PREFERRED STOCKS                                   370,786,512
(Cost $348,787,261)                                              ---------------

EQUITY INCOME - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
                                                                        VALUE
--------------------------------------------------------------------------------
CONVERTIBLE BONDS - 21.6%
BIOTECHNOLOGY - 1.0%
       $17,129,000  Chiron Corp., 2.75%, 6/30/34
                    (Acquired 8/27/04-12/13/04, Cost
                    $17,952,409)(7)                                   16,722,186
           335,400  Goldman Sachs Group, Inc. (The),
                    (convertible into Chiron Corp.),
                    5.00%, 11/21/05 (Acquired
                    11/12/04, Cost $10,722,738)(6)(7)                 10,967,244
        11,758,000  Invitrogen Corp., 2.25%, 12/15/06                 11,743,303
                                                                 ---------------
                                                                      39,432,733
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.0%
           695,000  Waste Management, Inc.,
                    2.00%, 1/24/05                                       684,405
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.1%
        50,547,000  Hewlett-Packard Co., 4.35%, 10/14/17(9)           28,874,974
           564,700  Morgan Stanley, (convertible into
                    International Business Machines
                    Corp.), 5.58%, 8/17/05 (Acquired 8/10/04,
                    Cost $47,779,267)(6)(7)                           51,576,874
                                                                 ---------------
                                                                      80,451,848
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.9%
        50,511,000  Commonwealth Telephone
                    Enterprises Inc., 3.25%, 7/15/23                  53,794,215
        34,709,000  Verizon Global Funding Corp.,
                    VRN, 3.30%, 5/15/05(8)(9)                         21,389,421
                                                                 ---------------
                                                                      75,183,636
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.8%
        29,495,000  Agilent Technologies Inc.,
                    3.00%, 12/1/21                                    29,900,556
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 1.5%
           210,400  Goldman Sachs Group, Inc. (The),
                    (convertible into Cooper Cameron
                    Corp.), 6.125%, 2/7/05 (Acquired
                    1/29/04, Cost $8,880,458)(6)(7)                    9,755,406
        29,306,000  Loews Corp., (convertible into
                    Diamond Offshore Drilling, Inc.),
                    3.125%, 9/15/07(6)                                28,939,675
        18,000,000  Schlumberger Ltd., 2.125%, 6/1/23                 19,530,000
                                                                 ---------------
                                                                      58,225,081
                                                                 ---------------
FOOD PRODUCTS - 0.5%
           657,000  Lehman Brothers Holdings Inc.,
                    (convertible into General Mills,
                    Inc.), 6.25%, 10/15/07(6)                         17,739,000
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.8%
        25,485,000  Apria Healthcare Group Inc.,
                    3.375%, 9/1/33                                    29,275,894
                                                                 ---------------

EQUITY INCOME - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 0.6%
           384,100  Goldman Sachs Group, Inc. (The),
                    (convertible into Brinker
                    International, Inc.), 7.00%,
                    9/2/05(6)                                         12,624,599
           289,600  Goldman Sachs Group, Inc. (The),
                    (convertible into Outback
                    Steakhouse, Inc.), 6.00%, 8/1/05
                    (Acquired 7/22/04-7/23/04, Cost
                    $11,721,910)(6)(7)                                12,425,867
                                                                 ---------------
                                                                      25,050,466
                                                                 ---------------
INSURANCE - 2.1%
           500,000  Goldman Sachs Group, Inc. (The),
                    (convertible into Marsh &
                    McLennan Companies Inc.),
                    11.20%, 4/29/05                                   15,512,500
           155,800  Merrill Lynch & Co. Inc.,
                    (convertible into American
                    International Group, Inc.), 7.80%,
                    10/22/05 (Acquired 10/15/04,
                    Cost $8,950,710)(6)(7)                             9,539,634
           713,700  Morgan Stanley, (convertible into
                    American International Group,
                    Inc.), 5.25%, 10/15/05 (Acquired
                    10/6/04-10/13/04, Cost
                    $47,269,876)(6)(7)                                46,065,765
           500,000  Morgan Stanley, (convertible into
                    Marsh & McLennan Companies,
                    Inc.), 10.15%, 7/26/05 (Acquired
                    10/26/04, Cost $14,125,000)(6)(7)                 15,262,500
                                                                 ---------------
                                                                      86,380,399
                                                                 ---------------
IT SERVICES - 1.8%
        54,719,000  DST Systems Inc.,
                    3.625%, 8/20/08                                   68,467,149
                                                                 ---------------
MEDIA - 0.4%
        22,332,000  Valassis Communications Inc.,
                    3.06%, 6/6/21(9)                                  14,041,245
                                                                 ---------------
MULTILINE RETAIL - 0.4%
           260,000  Goldman Sachs Group, Inc. (The),
                    (convertible into Dollar General
                    Corp.), 6.375%, 12/9/05
                    (Acquired 12/01/04,
                    Cost 5,050,240)(6)(7)                              5,158,660
           423,700  Goldman Sachs Group, Inc. (The),
                    (convertible into Dollar General
                    Corp.), 6.625%, 9/2/05
                    (Acquired 9/01/04,
                    Cost 8,268,929)(6)(7)                              8,498,998
                                                                 ---------------
                                                                      13,657,658
                                                                 ---------------
OIL & GAS - 3.2%
        44,451,000  Devon Energy Corporation,
                    (convertible into ChevronTexaco
                    Corp.), 4.90%, 8/15/08(6)                         49,062,791
        70,270,000  Devon Energy Corporation,
                    (convertible into ChevronTexaco
                    Corp.), 4.95%, 8/15/08(6)                         77,560,514
                                                                 ---------------
                                                                     126,623,305
                                                                 ---------------
PHARMACEUTICALS - 0.8%
        29,252,000  Watson Pharmaceuticals Inc.,
                    1.75%, 3/15/23                                    30,275,820
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.0%
         1,384,800  Morgan Stanely, (convertible into
                    Intel Corporation), 10.35%,
                    2/24/05 (Acquired 8/17/04,
                    Cost $29,924,143)(6)(7)                           31,968,106

EQUITY INCOME - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
                                                                        VALUE
--------------------------------------------------------------------------------
         6,830,000  Teradyne, Inc., 3.75%, 10/15/06                    6,923,913
                                                                 ---------------
                                                                      38,892,019
                                                                 ---------------
SOFTWARE - 1.9%
        76,516,000  Veritas Software Corp., 0.25%,
                    8/1/13 (Acquired 10/6/04-12/29/04,
                    Cost $73,954,222)(7)                              75,463,905
                                                                 ---------------
SPECIALTY RETAIL - 0.3%
           415,000  Goldman Sachs Group, Inc. (The),
                    (convertible into Limited Brands,
                    Inc.), 7.50%, 12/12/05 (Acquired
                    12/2/04, Cost 9,989,050)(6)(7)                    10,034,285
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.5%
        21,100,000  Kellwood Co., 3.50%, 6/15/34
                    (Acquired 11/15/04-12/7/04,
                    Cost $21,066,526)(7)                              21,284,625
                                                                 ---------------
TOTAL CONVERTIBLE BONDS                                              841,064,029
(Cost $807,824,561)                                              ---------------

TEMPORARY CASH INVESTMENTS
SEGREGATED FOR FUTURES*- 1.0%
Repurchase Agreement, Morgan Stanley Group,
Inc., (collateralized by various U.S. Treasury
obligations, 7.50%, 11/15/16, valued at
$40,795,535), in a joint trading account
at 1.45%, dated 12/31/04, due
1/3/05 (Delivery value $39,704,797)                                   39,700,000
                                                                 ---------------
(Cost $39,700,000)

TEMPORARY CASH INVESTMENTS - 1.1%
       $43,000,000  FHLB Discount Notes,
                    1.25%, 1/3/05(10)                                 42,991,838
                                                                 ---------------
(Cost $42,997,014)

TOTAL INVESTMENT SECURITIES - 100.9%                               3,921,970,834
                                                                 ---------------
(Cost $3,463,280,303)

OTHER ASSETS AND LIABILITIES - (0.9)%                               (36,108,600)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $3,885,862,234
                                                                 ===============

EQUITY INCOME - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
-------------------------------------------------------------------------------
FUTURES CONTRACTS*
                        Expiration     Underlying Face   Unrealized
Purchased               Date           Amount at Value   (Loss)
-------------------------------------------------------------------------------
128  S&P 500 Futures    March 2005     $38,758,400       $(154,496)
                                       ========================================

*FUTURES CONTRACTS typically are based on an index or specific security and tend to track the performance of the index or specific security while remaining very liquid (easy to buy and sell). By investing its cash assets in index futures, the fund has increased equity exposure while maintaining easy access to cash.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS**

      Contracts             Settlement                       Unrealized
        to Sell                Date          Value              Loss
--------------------------------------------------------------------------------
31,246,805  Euro for USD     01/31/05       $ 42,452,012       $(1,031,979)
41,872,955  Euro for USD     01/31/05         56,888,735        (1,356,641)
48,054,001  Euro for USD     01/31/05         65,286,325        (1,432,593)
16,378,400  GBP for USD      01/31/05         31,370,246          (569,157)
23,163,405  GBP for USD      01/31/05         44,365,854          (718,630)
                                          --------------------------------------
                                            $240,363,172       $(5,109,000)
                                          ======================================
(Value on Settlement Date $235,254,172)
**FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -
and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
FHLB = Federal Home Loan Bank
GBP = British Pound
ORD = Foreign Ordinary Share
USD = United States Dollar
VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective December 31, 2004.
(1)  Security, or a portion thereof, is being held in connection with a purchased put option.
(2)  Security, or a portion thereof, has been segregated at the custodian bank or with the broker as initial margin on futures contracts.
(3)  Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940. (See Note 1 in
     Supplementary Notes to Schedule of Investments for a summary of transactions for each company which is or was an affiliate at or during the nine months ended December 31, 2004.)
(4)  Non-income producing.
(5)  Category is less than 0.05% of total investment securities.
(6)  Equity-linked debt security. The aggregate value of these securities at
     December 31, 2004, was $412,692,417, which represented 10.6% of net assets
(7)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
     The aggregate value of restricted securities at December 31, 2004, was
     $332,777,752, which represented 8.6% of net assets.
(8)  Step-coupon security. Yield to maturity/put at purchase is indicated.
     These securities can become interest bearing at a predetermined rate and future date and are issued at a substantial discount from their value at maturity.
(9)  Security is a zero-coupon bond. The rate indicated is the yield to maturity/put at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(10) The rate indicated is the yield to maturity at purchase.

EQUITY INCOME - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. AFFILIATED COMPANY TRANSACTIONS

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the nine months ended December 31, 2004 follows:

                                                                           DECEMBER 31, 2004
            BALANCE    PURCHASE      SALES      REALIZED    DIVIDEND      SHARE      MARKET
COMPANY     3/31/04      COST        COST         GAIN       INCOME      BALANCE      VALUE
Cascade
Natural
Gas Corp.   492,691   $3,477,064   $2,125,576    $10,415     $413,346    558,691   $11,844,249

2. FEDERAL TAX INFORMATION

As of December 31, 2004, the components of investments for federal income tax purposes were as follows:
Federal tax cost of investments                                   $3,514,351,500
                                                                 ===============
Gross tax appreciation of investments                               $441,087,618
Gross tax depreciation of investments                               (33,468,284)
                                                                 ---------------
Net tax appreciation of investments                                 $407,619,334
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
MID CAP VALUE FUND
DECEMBER 31, 2004
[american century investments logo and text logo]

MID CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 94.9%
AEROSPACE & DEFENSE - 2.0%
            14,153  Honeywell International Inc.                  $     501,158
             4,890  Northrop Grumman Corp.                              265,820
                                                                 ---------------
                                                                        766,978
                                                                 ---------------
AUTO COMPONENTS - 2.5%
            30,820  Cooper Tire & Rubber                                664,171
            14,936  TRW Automotive Holdings Corp.(1)                    309,175
                                                                 ---------------
                                                                        973,346
                                                                 ---------------
BEVERAGES - 2.5%
             6,797  Anheuser-Busch Companies, Inc.                      344,812
            16,780  Coca-Cola Enterprises                               349,863
             9,880  Pepsi Bottling Group Inc.                           267,155
                                                                 ---------------
                                                                        961,830
                                                                 ---------------
CAPITAL MARKETS - 1.6%
             6,783  Edwards (A.G.), Inc.                                293,093
             5,780  Merrill Lynch & Co., Inc.                           345,471
                                                                 ---------------
                                                                        638,564
                                                                 ---------------
CHEMICALS - 1.9%
            23,283  Ferro Corp.                                         539,933
             3,106  Minerals Technologies Inc.                          207,170
                                                                 ---------------
                                                                        747,103
                                                                 ---------------
COMMERCIAL BANKS - 5.6%
             9,050  BancorpSouth Inc.                                   220,549
             8,212  Commerce Bancshares, Inc.                           412,242
             4,760  Marshall & Ilsley Corp.                             210,392
             3,810  PNC Financial Services Group                        218,846
            11,030  SunTrust Banks, Inc.                                814,896
             4,491  Zions Bancorporation                                305,523
                                                                 ---------------
                                                                      2,182,448
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 4.6%
            17,570  Aramark Corp. Cl B                                  465,781
            23,923  Republic Services, Inc. Cl A                        802,377
            18,230  Waste Management, Inc.                              545,806
                                                                 ---------------
                                                                      1,813,964
                                                                 ---------------

MID CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

CONSTRUCTION MATERIALS - 1.7%
             8,848  Martin Marietta Materials, Inc.                     474,783
             3,850  Vulcan Materials Co.                                210,249
                                                                 ---------------
                                                                        685,032
                                                                 ---------------
CONTAINERS & PACKAGING - 1.0%
            13,940  Bemis Co.                                           405,515
                                                                 ---------------
DIVERSIFIED - 1.6%
             4,700  iShares S&P MidCap 400
                    Index Fund                                          623,126
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.5%
            13,390  Commonwealth Telephone
                    Enterprise Inc.(1)                                  664,947
            19,230  Otelco Inc.(1)                                      305,757
                                                                 ---------------
                                                                        970,704
                                                                 ---------------
ELECTRIC UTILITIES - 5.6%
             3,400  FPL Group, Inc.                                     254,150
            13,450  IDACORP, Inc.                                       411,167
            16,660  Northeast Utilities                                 314,041
            16,260  Pepco Holdings, Inc.                                346,663
            20,370  Westar Energy Inc.                                  465,862
            12,400  Wisconsin Energy Corp.                              418,004
                                                                 ---------------
                                                                      2,209,887
                                                                 ---------------
ELECTRICAL EQUIPMENT - 1.1%
             4,380  Emerson Electric Co.                                307,038
             2,010  Hubbell Inc. Cl B                                   105,123
                                                                 ---------------
                                                                        412,161
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.1%
            26,434  AVX Corp.                                           333,068
             7,960  Littelfuse, Inc.(1)                                 271,914
            14,305  Vishay Intertechnology, Inc.(1)                     214,861
                                                                 ---------------
                                                                        819,843
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.7%
             8,040  Global SantaFe Corp.                                266,204
                                                                 ---------------
FOOD PRODUCTS - 4.4%
             8,880  Campbell Soup Company                               265,423
             5,280  General Mills, Inc.                                 262,469
             7,998  H.J. Heinz Company                                  311,842
            11,530  Kraft Foods Inc.                                    410,583
             7,190  Unilever N.V. New York Shares                       479,645
                                                                 ---------------
                                                                      1,729,962
                                                                 ---------------

MID CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

GAS UTILITIES - 2.0%
            12,030  AGL Resources Inc.                                  399,878
            12,698  WGL Holdings Inc.                                   391,606
                                                                 ---------------
                                                                        791,484
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.7%
             5,997  Analogic Corporation                                268,606
            16,468  National Dentex Corp.(1)                            501,466
            12,980  Steris Corp.(1)                                     307,886
                                                                 ---------------
                                                                      1,077,958
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 4.7%
             8,170  Apria Healthcare Group Inc.(1)                      269,202
            12,680  HCA Inc.                                            506,693
             8,280  PRA International(1)                                205,178
            19,250  Universal Health Services,
                    Inc. Cl B                                           856,625
                                                                 ---------------
                                                                      1,837,698
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 5.8%
             8,550  Bob Evans Farms, Inc.                               223,497
            19,978  Brinker International, Inc.(1)                      700,627
             7,730  International Speedway Corp.                        408,144
             9,170  Outback Steakhouse, Inc.                            419,803
             7,909  Speedway Motorsports Inc.                           309,875
             5,430  Wendy's International, Inc.                         213,182
                                                                 ---------------
                                                                      2,275,128
                                                                 ---------------
HOUSEHOLD DURABLES - 3.6%
            12,280  Hunter Douglas N.V. ORD                             654,712
             6,170  Newell Rubbermaid Inc.                              149,252
             6,140  Snap-on Incorporated                                210,970
             5,771  Whirlpool Corp.                                     399,411
                                                                 ---------------
                                                                      1,414,345
                                                                 ---------------
HOUSEHOLD PRODUCTS - 2.4%
             3,700  Clorox Company                                      218,041
            11,220  Kimberly-Clark Corp.                                738,388
                                                                 ---------------
                                                                        956,429
                                                                 ---------------
INSURANCE - 7.5%
             5,330  Chubb Corp.                                         409,877
            17,010  CNA Surety Corp.(1)                                 227,084
             4,210  Hartford Financial Services Group
                    Inc. (The)                                          291,795
             7,624  Jefferson-Pilot Corp.                               396,143
            21,423  Marsh & McLennan Companies Inc.                     704,816
            10,000  MetLife, Inc.                                       405,100

MID CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

            17,660  Platinum Underwriters Holdings                      549,225
                                                                 ---------------
                                                                      2,984,040
                                                                 ---------------
IT SERVICES - 1.2%
             8,030  Accenture Ltd. Cl A(1)                              216,810
             4,680  DST Systems, Inc.(1)                                243,922
                                                                 ---------------
                                                                        460,732
                                                                 ---------------
MACHINERY - 0.7%
             6,290  Dover Corp.                                         263,803
                                                                 ---------------
MEDIA - 4.3%
             5,100  Dow Jones & Co. Inc.                                219,606
            41,038  Journal Communications Inc.                         741,557
            18,170  New York Times Co. (The) Cl A                       741,336
                                                                 ---------------
                                                                      1,702,499
                                                                 ---------------
METALS & MINING - 0.5%
             9,230  Foundation Coal Holdings Inc.(1)                    212,844
                                                                 ---------------
MULTILINE RETAIL - 1.0%
            19,768  Dollar General Corp.                                410,581
                                                                 ---------------
OIL & GAS - 2.7%
             6,300  ConocoPhillips                                      547,029
            11,630  Unocal Corp.                                        502,881
                                                                 ---------------
                                                                      1,049,910
                                                                 ---------------
PAPER & FOREST PRODUCTS - 1.1%
            12,698  Neenah Paper Inc.(1)                                413,955
                                                                 ---------------
PHARMACEUTICALS - 1.3%
            15,050  Watson Pharmaceuticals, Inc.(1)                     493,791
                                                                 ---------------
REAL ESTATE - 0.6%
             5,460  Sun Communities, Inc. REIT                          219,765
                                                                 ---------------
ROAD & RAIL - 2.2%
            12,660  Union Pacific Corp.                                 851,385
                                                                 ---------------
SOFTWARE - 3.0%
            25,004  Reynolds & Reynolds Co. Cl A                        662,857
            25,604  Synopsys, Inc.(1)                                   502,350
                                                                 ---------------
                                                                      1,165,207
                                                                 ---------------

MID CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

SPECIALTY RETAIL - 1.3%
            10,740  Gap, Inc. (The)                                     226,829
            16,470  New York & Co. Inc.(1)                              272,084
                                                                 ---------------
                                                                        498,913
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 2.3%
            13,780  Jones Apparel Group, Inc.                           503,935
            11,890  Kellwood Co.                                        410,205
                                                                 ---------------
                                                                        914,140
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.5%
             4,600  Freddie Mac                                         339,020
             3,701  MGIC Investment Corp.                               255,036
                                                                 ---------------
                                                                        594,056
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 1.1%
            24,540  Interline Brands Inc.(1)                            431,659
                                                                 ---------------
TOTAL COMMON STOCKS                                                  37,226,989
(Cost $34,084,307)                                               ---------------

TEMPORARY CASH INVESTMENTS - 7.6%

Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 4.98% - 5.11%,
5/15/20 - 2/15/23, valued at $1,964,569),
in a joint trading account at 1.55%, dated
12/31/04, due 1/3/05
(Delivery value $1,900,245)                                           1,900,000

Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various
U.S. Treasury obligations, 1.625% - 1.875%,
3/31/05 - 7/15/13, valued at $1,122,061),
in a joint trading account at 1.55%, dated
12/31/04, due 1/3/05 (Delivery value $1,100,142)                      1,100,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                      3,000,000
(Cost $3,000,000)                                                ---------------

TOTAL INVESTMENT SECURITIES - 102.5%                                 40,226,989
                                                                 ---------------
(Cost $37,084,307)

OTHER ASSETS AND LIABILITIES - (2.5)%                                  (973,817)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                         $  39,253,172
                                                                 ===============

MID CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

       Contracts             Settlement                           Unrealized
        to Sell                 Date                Value            Loss
--------------------------------------------------------------------------------
  168,625  Euro for USD       01/31/05            $229,095        $ (5,009)
  249,326  Euro for USD       01/31/05             338,735          (6,830)
  335,679  Euro for USD       01/31/05             456,055          (9,286)
                                           -------------------------------------
                                                $1,023,885        $(21,125)
                                           =====================================
(Value on Settlement Date $1,002,760)

* FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future - and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS

ORD = Foreign Ordinary Share
USD = United States Dollar
REIT = Real Estate Investment Trust
(1)  Non-income producing.

MID CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 37,673,581
                                                                 ===============
Gross tax appreciation of investments                              $  2,796,583
Gross tax depreciation of investments                                  (243,175)
                                                                 ---------------
Net tax appreciation of investments                                $  2,553,408
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
SMALL CAP VALUE FUND
DECEMBER 31, 2004
[american century investments logo and text logo]

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 97.6%
AEROSPACE & DEFENSE - 1.4%
            80,000  Alliant Techsystems Inc.(1)                   $    5,230,398
           525,000  United Defense Industries, Inc.(1)                24,806,250
                                                                 ---------------
                                                                      30,036,648
                                                                 ---------------
AIRLINES - 0.6%
           675,000  SkyWest, Inc.                                     13,540,500
                                                                 ---------------
AUTO COMPONENTS - 1.5%
           640,000  Cooper Tire & Rubber                              13,792,000
           635,000  Superior Industries International,
                    Inc.                                              18,446,750
                                                                 ---------------
                                                                      32,238,750
                                                                 ---------------
BUILDING PRODUCTS - 0.9%
           700,000  Griffon Corp.(1)                                  18,900,000
                                                                 ---------------
CAPITAL MARKETS - 1.5%
           175,000  Piper Jaffray Companies(1)                         8,391,250
           502,210  Raymond James Financial, Inc.                     15,558,466
           360,000  Waddell & Reed Financial Inc.                      8,600,400
                                                                 ---------------
                                                                      32,550,116
                                                                 ---------------
CHEMICALS - 4.8%
           255,000  Engelhard Corporation                              7,820,850
           810,000  Ferro Corp.                                       18,783,900
           130,000  FMC Corp.(1)                                       6,279,000
           725,000  H.B. Fuller Company                               20,669,750
           205,000  Minerals Technologies Inc.                        13,673,500
           580,000  Olin Corp.                                        12,771,600
         1,080,000  Sensient Technologies Corp.                       25,909,200
                                                                 ---------------
                                                                     105,907,800
                                                                 ---------------
COMMERCIAL BANKS - 5.5%
           330,000  Associated Banc-Corp.                             10,959,300
           495,000  BancorpSouth Inc.                                 12,063,150
           130,000  Chemical Financial Corp.                           5,579,600
           375,000  Chittenden Corp.                                  10,773,750
           155,000  Cullen/Frost Bankers, Inc.                         7,533,000
           445,000  First Financial Bancorp                            7,787,500
           245,000  Fulton Financial Corp.                             5,710,950
           500,000  Sky Financial Group Inc.                          14,335,000
           875,000  Sterling Bancshares, Inc.                         12,486,250
           435,000  Susquehanna Bancshares Inc.                       10,853,250
           125,000  Whitney Holding Corp.                              5,623,750
           510,000  Wilmington Trust Corporation                      18,436,500
                                                                 ---------------
                                                                     122,142,000
                                                                 ---------------

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES - 4.1%
           720,000  ABM Industries Inc.                              14,198,400
           320,000  Asset Acceptance Capital Corp.(1)                 6,816,000
           225,000  Banta Corp.                                      10,071,000
           530,000  CDI Corp.                                        11,331,400
           475,000  G&K Services Inc. Cl A                           20,624,500
           410,000  Kelly Services, Inc. Cl A                        12,373,800
           365,000  Tetra Tech, Inc.(1)                               6,110,100
           170,000  United Stationers Inc.(1)                         7,854,000
                                                                 ---------------
                                                                     89,379,200
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.3%
           400,000  Andrew Corporation(1)                             5,452,000
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.3%
           865,000  Adaptec, Inc.(1)                                  6,565,350
         1,125,000  Electronics for Imaging, Inc.(1)                 19,586,250
           720,000  Imation Corporation                              22,917,600
                                                                 ---------------
                                                                     49,069,200
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 1.3%
           415,000  Granite Construction Inc.                        11,039,000
           220,000  Insituform Technologies, Inc. Cl A(1)             4,987,400
           275,000  Jacobs Engineering Group Inc.(1)                 13,142,250
                                                                 ---------------
                                                                     29,168,650
                                                                 ---------------
CONSTRUCTION MATERIALS - 0.8%
           320,000  Martin Marietta Materials, Inc.                  17,171,200
                                                                 ---------------
CONSUMER FINANCE - 0.8%
           870,000  MoneyGram International Inc.                     18,391,800
                                                                 ---------------
CONTAINERS & PACKAGING - 2.6%
           320,000  AptarGroup, Inc.                                 16,889,600
           965,000  Bemis Co.                                        28,071,850
           365,000  Sonoco Products Co.                              10,822,250
                                                                 ---------------
                                                                     55,783,700
                                                                 ---------------
DIVERSIFIED - 3.5%
           140,000  iShares Russell 2000 Index Fund                  18,130,000
           100,000  iShares Russell 2000 Value
                    Index Fund                                       19,270,000
           100,000  iShares S&P SmallCap 600
                    Index Fund                                       16,263,000
           187,735  iShares S&P SmallCap 600/BARRA
                    Value Index Fund                                 22,866,123
                                                                 ---------------
                                                                     76,529,123
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.2%
           390,000  Medallion Financial Corp.                         3,783,000
                                                                 ---------------

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

ELECTRIC UTILITIES - 2.2%
           445,000  Empire District Electric Co.                     10,092,600
           720,000  IDACORP, Inc.                                    22,010,400
           670,000  Westar Energy Inc.                               15,322,900
                                                                 ---------------
                                                                     47,425,900
                                                                 ---------------
ELECTRICAL EQUIPMENT - 1.4%
           265,000  Regal-Beloit Corp.                                7,579,000
           760,000  Smith (A.O.) Corp.                               22,754,400
                                                                 ---------------
                                                                     30,333,400
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.7%
           665,000  Avnet Inc.(1)                                    12,129,600
           285,000  Benchmark Electronics Inc.(1)                     9,718,500
           400,000  Coherent, Inc.(1)                                12,176,000
           165,000  Littelfuse, Inc.(1)                               5,636,400
           660,000  Methode Electronics, Inc.                         8,481,000
           740,000  Vishay Intertechnology, Inc.(1)                  11,114,800
                                                                 ---------------
                                                                     59,256,300
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 3.0%
           305,000  Cal Dive International Inc.(1)                   12,428,750
           615,000  Helmerich & Payne, Inc.                          20,934,600
         1,205,000  Key Energy Group, Inc.(1)                        14,219,000
           280,000  Unit Corporation(1)                              10,698,800
           325,000  W-H Energy Services Inc.(1)                       7,267,000
                                                                 ---------------
                                                                     65,548,150
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.1%
           890,000  Casey's General Stores, Inc.                     16,153,500
           315,000  Performance Food Group Co.(1)                     8,476,650
                                                                 ---------------
                                                                     24,630,150
                                                                 ---------------
FOOD PRODUCTS - 1.4%
           340,000  American Italian Pasta Co.                        7,905,000
           160,000  Corn Products International Inc.                  8,569,600
           300,000  Lancaster Colony Corp.                           12,861,000
                                                                 ---------------
                                                                     29,335,600
                                                                 ---------------
GAS UTILITIES - 2.8%
           445,000  AGL Resources Inc.                               14,791,800
           575,000  Northwest Natural Gas Co.                        19,400,500
           305,000  Southwest Gas Corp.                               7,747,000
           575,000  WGL Holdings Inc.                                17,733,000
                                                                 ---------------
                                                                     59,672,300
                                                                 ---------------

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES - 2.8%
           255,000  Analogic Corporation                             11,421,450
           235,000  Arrow International Inc.                          7,282,650
           320,000  Dade Behring Holdings Inc.(1)                    17,920,000
           250,000  Orthofix International N.V.(1)                    9,869,750
           625,000  Osteotech Inc.(1)                                 3,437,500
           435,000  Steris Corp.(1)                                  10,318,200
                                                                 ---------------
                                                                     60,249,550
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.5%
           335,000  Accredo Health Inc.(1)                            9,286,200
           740,000  Alliance Imaging Inc.(1)                          8,325,000
           440,000  Owens & Minor Inc.                               12,394,800
           405,000  Priority Healthcare Corp. Cl B(1)                 8,816,850
           300,000  Renal Care Group Inc.(1)                         10,797,000
           610,000  Universal Health Services, Inc. Cl B             27,145,000
                                                                 ---------------
                                                                     76,764,850
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 2.3%
           250,000  Brinker International, Inc.(1)                    8,767,500
           200,000  CEC Entertainment Inc.(1)                         7,994,000
           175,000  Jack in the Box Inc.(1)                           6,452,250
           440,000  Outback Steakhouse, Inc.                         20,143,200
           220,000  Ruby Tuesday Inc.                                 5,737,600
                                                                 ---------------
                                                                     49,094,550
                                                                 ---------------
HOUSEHOLD DURABLES - 3.8%
            75,000  Beazer Homes USA Inc.                            10,965,750
           375,000  Ethan Allen Interiors Inc.                       15,007,500
           494,839  Libbey Inc.                                      10,990,374
           790,000  Snap-on Incorporated                             27,144,400
            85,000  Standard-Pacific Corporation                      5,451,900
           405,000  WCI Communities Inc.(1)                          11,907,000
                                                                 ---------------
                                                                     81,466,924
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.8%
           235,000  Central Garden and Pet Co.(1)                     9,808,900
           270,000  WD-40 Co.                                         7,670,700
                                                                 ---------------
                                                                     17,479,600
                                                                 ---------------
INSURANCE - 3.2%
           165,000  Aspen Insurance Holdings Ltd.                     4,045,800
           145,000  Delphi Financial Group, Inc. Cl A                 6,691,750
           710,000  HCC Insurance Holdings, Inc.                     23,515,200
           275,000  Horace Mann Educators Corp.                       5,247,000
           780,000  Platinum Underwriters Holdings                   24,258,000
           140,000  ProAssurance Corp.(1)                             5,475,400
                                                                 ---------------
                                                                     69,233,150
                                                                 ---------------

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES - 0.4%
           615,000  Pec Solutions Inc.(1)                             8,714,550
                                                                 ---------------
IT SERVICES - 1.0%
           415,000  MAXIMUS, Inc.(1)                                 12,914,800
           530,000  MedQuist Inc.(1)                                  7,844,000
                                                                 ---------------
                                                                     20,758,800
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.2%
           375,000  Leapfrog Enterprises Inc.(1)                      5,100,000
                                                                 ---------------
MACHINERY - 4.3%
           165,000  Albany International Corp.                        5,801,400
           315,000  Briggs & Stratton Corp.                          13,097,700
           585,000  Crane Co.                                        16,871,400
           276,900  Kadant Inc.(1)                                    5,676,450
           685,000  Kaydon Corporation                               22,618,700
           265,000  Kennametal Inc.                                  13,189,050
           140,000  Reliance Steel & Aluminum
                    Company                                           5,454,400
           110,000  Tecumseh Products Cl A                            5,258,000
           210,000  Timken Co.                                        5,464,200
                                                                 ---------------
                                                                     93,431,300
                                                                 ---------------
MARINE - 0.5%
           260,000  Alexander & Baldwin, Inc.                        11,029,200
                                                                 ---------------
MEDIA - 3.2%
           210,000  ADVO, Inc.                                        7,486,500
           535,000  Hearst-Argyle Television, Inc.                   14,113,300
           790,000  Journal Communications Inc.                      14,275,300
           435,000  Liberty Corp. (The)                              19,122,600
           175,000  ProQuest Co.(1)                                   5,197,500
           240,000  Valassis Communications, Inc.(1)                  8,402,400
                                                                 ---------------
                                                                     68,597,600
                                                                 ---------------
METALS & MINING - 0.8%
           125,000  Quanex Corporation                                8,571,250
           405,000  Worthington Industries, Inc.                      7,929,900
                                                                 ---------------
                                                                     16,501,150
                                                                 ---------------
OIL & GAS - 2.6%
           405,000  Arlington Tankers Ltd.(1)                         9,294,750
           150,000  Cimarex Energy Co.(1)                             5,685,000
           185,000  Denbury Resources Inc.(1)                         5,078,250
           200,000  Encore Acquisition Co.(1)                         6,982,000
           275,000  Spinnaker Exploration Company(1)                  9,644,250
           365,000  Western Gas Resources Inc.                       10,676,250

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

           265,000  Whiting Petroleum Corp.(1)                        8,016,250
                                                                 ---------------
                                                                     55,376,750
                                                                 ---------------
REAL ESTATE - 3.3%
           190,000  BRE Properties                                    7,658,900
           225,000  Capital Automotive REIT                           7,993,125
           310,000  Commercial Net Lease Realty                       6,386,000
           535,000  Getty Realty Corp.                               15,370,550
           145,000  Mack-Cali Realty Corp.                            6,674,350
           595,000  Maguire Properties, Inc.                         16,338,700
           110,000  Realty Income Corp.                               5,563,800
           210,000  Ventas Inc.                                       5,756,100
                                                                 ---------------
                                                                     71,741,525
                                                                 ---------------
ROAD & RAIL - 2.2%
           587,824  Heartland Express, Inc.                          13,208,405
           575,000  USF Corp.                                        21,821,250
           530,000  Werner Enterprises Inc.                          11,999,200
                                                                 ---------------
                                                                     47,028,855
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
            95,000  DuPont Photomasks, Inc.(1)                        2,508,950
           490,000  Integrated Device Technology
                    Inc.(1)                                           5,664,400
           110,000  OmniVision Technologies, Inc.(1)                  2,018,500
                                                                 ---------------
                                                                     10,191,850
                                                                 ---------------
SOFTWARE - 5.9%
         1,500,000  Compuware Corp.(1)                                9,705,000
           215,000  Internet Security Systems(1)                      4,998,750
           449,436  MRO Software Inc.(1)                              5,851,657
         2,000,000  Parametric Technology Corp.(1)                   11,780,000
           525,000  Reynolds & Reynolds Co. Cl A                     13,917,750
         2,400,000  Sybase, Inc.(1)                                  47,880,000
           880,000  Synopsys, Inc.(1)                                17,265,600
           375,000  THQ Inc.(1)                                       8,602,500
           745,000  Verity Inc.(1)                                    9,774,400
                                                                 ---------------
                                                                    129,775,657
                                                                 ---------------
SPECIALTY RETAIL - 4.3%
           235,000  Borders Group Inc.                                5,969,000
           130,000  Burlington Coat Factory
                    Warehouse Corp.                                   2,951,000
           280,000  Cato Corp. (The)                                  8,069,600
           480,000  Christopher & Banks Corporation                   8,856,000
           330,000  Hot Topic, Inc.(1)                                5,672,700
           525,000  Linens 'n Things, Inc.(1)                        13,020,000
           825,000  Pier 1 Imports, Inc.                             16,252,500
           685,000  Talbots Inc.                                     18,652,550
           465,000  Zale Corp.(1)                                    13,889,550
                                                                 ---------------
                                                                     93,332,900
                                                                 ---------------

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS - 1.9%
           540,000  Kenneth Cole Productions Inc.                    16,664,400
           345,000  Reebok International Ltd.                        15,180,000
           270,000  Wolverine World Wide, Inc.                        8,483,400
                                                                 ---------------
                                                                     40,327,800
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 2.5%
           372,629  Commercial Federal Corp.                         11,070,808
           295,000  Flagstar Bancorp Inc.                             6,667,000
           125,000  MAF Bancorp Inc.                                  5,602,500
           205,000  PMI Group, Inc. (The)                             8,558,750
           808,959  Washington Federal, Inc.                         21,469,771
                                                                 ---------------
                                                                     53,368,829
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.9%
           240,000  Hughes Supply, Inc.                               7,764,000
           675,000  UAP Holding Corp.(1)                             11,657,250
                                                                 ---------------
                                                                     19,421,250
                                                                 ---------------
TOTAL COMMON STOCKS                                               2,115,232,127
(Cost $1,727,522,072)                                            ---------------

CONVERTIBLE PREFERRED STOCKS - 1.0%
INSURANCE - 1.0%
           167,500  Phoenix Companies Inc., 7.25%,
                    2/16/06                                           6,254,450
           378,067  United Fire & Casualty Co.,
                    Series A, 6.375%, 5/15/14                        15,961,989
                                                                 ---------------
TOTAL CONVERTIBLE PREFERRED STOCKS                                   22,216,439
(Cost $13,945,475)                                               ---------------

PREFERRED STOCKS - 0.2%
COMMERCIAL BANKS - 0.1%
            57,500  MB Financial Capital Trust I,
                    8.60%, 9/30/32                                    1,561,700
                                                                 ---------------
REAL ESTATE - 0.1%
            60,000  Mills Corp. (The), Series B,
                    9.00%, 10/9/07                                    1,662,000
                                                                 ---------------
TOTAL PREFERRED STOCKS                                                3,223,700
(Cost $2,937,500)                                                ---------------

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
                                                                        VALUE
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS - 1.0%
Repurchase Agreement, Deutsche Bank Securities,
Inc., (collateralized by various U.S. Treasury
obligations, 1.625% - 1.875%, 3/31/05 - 7/15/13,
valued at $21,115,138), in a joint trading account
at 1.55%, dated 2/31/04, due 1/3/05
(Delivery value $20,702,674)                                         20,700,000
                                                                 ---------------
(Cost $20,700,000)
TOTAL INVESTMENT SECURITIES - 99.8%                               2,161,372,266
                                                                 ---------------
(Cost $1,765,105,047)

OTHER ASSETS AND LIABILITIES - 0.2%                                   3,306,084
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                        $2,164,678,350
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS

REIT = Real Estate Investment Trust
(1)  Non-income producing.

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $1,803,547,797
                                                                 ===============
Gross tax appreciation of investments                            $  375,792,494
Gross tax depreciation of investments                               (17,968,025)
                                                                 ---------------
Net tax appreciation of investments                              $  357,824,469
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VALUE FUND
DECEMBER 31, 2004
[american century investments logo and text logo]

VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 96.1%
AEROSPACE & DEFENSE - 2.4%
         1,355,864  Honeywell International Inc.                 $   48,011,144
           362,632  Northrop Grumman Corp.                           19,712,676
                                                                 ---------------
                                                                     67,723,820
                                                                 ---------------
AUTO COMPONENTS - 0.8%
         1,088,715  TRW Automotive Holdings
                    Corp.(1)(2)                                      22,536,401
                                                                 ---------------
AUTOMOBILES - 1.1%
           764,000  Toyota Motor Corp. ORD                           31,118,187
                                                                 ---------------
BEVERAGES - 3.7%
           701,279  Anheuser-Busch Companies, Inc.                   35,575,884
           535,100  Coca-Cola Company (The)                          22,276,213
         1,230,200  Coca-Cola Enterprises                            25,649,670
           426,900  PepsiCo, Inc.                                    22,284,180
                                                                 ---------------
                                                                    105,785,947
                                                                 ---------------
CAPITAL MARKETS - 3.0%
           586,543  Edwards (A.G.), Inc.                             25,344,523
           490,500  Merrill Lynch & Co., Inc.                        29,317,185
           539,831  Morgan Stanley                                   29,971,417
                                                                 ---------------
                                                                     84,633,125
                                                                 ---------------
CHEMICALS - 1.3%
           451,700  du Pont (E.I.) de Nemours & Co.                  22,155,885
           228,578  Minerals Technologies Inc.(1)                    15,246,153
                                                                 ---------------
                                                                     37,402,038
                                                                 ---------------
COMMERCIAL BANKS - 6.6%
         1,094,636  Bank of America Corp.                            51,436,946
           256,764  BB&T Corporation(1)                              10,796,926
           249,458  Marshall & Ilsley Corp.                          11,026,044
         1,040,896  SunTrust Banks, Inc.                             76,901,396
           521,000  U.S. Bancorp                                     16,317,720
           330,748  Zions Bancorporation                             22,500,786
                                                                 ---------------
                                                                    188,979,818
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 4.1%
         2,071,439  Republic Services, Inc. Cl A                     69,476,064
         1,600,530  Waste Management, Inc.(1)                        47,919,868
                                                                 ---------------
                                                                    117,395,932
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.7%
         1,242,458  Nokia Oyj ADR                                    19,469,317

VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS - 0.6%
           162,800  International Business
                    Machines Corp.                                  16,048,824
                                                                 ---------------
CONSTRUCTION MATERIALS - 1.5%
           799,973  Martin Marietta Materials, Inc.                 42,926,551
                                                                 ---------------
DIVERSIFIED - 2.0%
           479,953  Standard and Poor's 500
                    Depositary Receipt(1)                            58,026,318
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.8%
         1,067,500  Citigroup Inc.                                   51,432,150
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.1%
           424,659  Commonwealth Telephone
                    Enterprise Inc.(1)(2)                            21,088,566
           596,090  SBC Communications Inc.                          15,361,239
           545,011  Verizon Communications                           22,078,396
                                                                 ---------------
                                                                     58,528,201
                                                                 ---------------
ELECTRIC UTILITIES - 2.1%
           444,058  FPL Group, Inc.                                  33,193,336
           754,075  Wisconsin Energy Corp.                           25,419,868
                                                                 ---------------
                                                                     58,613,204
                                                                 ---------------
ELECTRICAL EQUIPMENT - 1.3%
           203,650  American Power Conversion Corp.                   4,358,110
           467,232  Emerson Electric Co.                             32,752,963
                                                                 ---------------
                                                                     37,111,073
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.6%
         3,504,116  AVX Corp.(1)                                     44,151,862
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.4%
           344,800  Global SantaFe Corp.                             11,416,328
                                                                 ---------------
FOOD PRODUCTS - 5.8%
           716,826  Campbell Soup Company                            21,425,929
           438,641  General Mills, Inc.                              21,804,844
         1,650,741  Kraft Foods Inc.(1)                              58,782,887
           927,290  Unilever N.V. New York Shares(1)                 61,859,516
                                                                 ---------------
                                                                    163,873,176
                                                                 ---------------
GAS UTILITIES - 2.1%
           814,706  AGL Resources Inc.                               27,080,827
         1,018,595  WGL Holdings Inc.(1)                             31,413,470
                                                                 ---------------
                                                                     58,494,297
                                                                 ---------------

VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
            70,900  Beckman Coulter Inc.(1)                           4,749,591
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.0%
           940,851  HCA Inc.                                         37,596,406
         1,089,576  Universal Health Services,
                    Inc. Cl B                                        48,486,132
                                                                 ---------------
                                                                     86,082,538
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 4.0%
         1,537,820  Brinker International, Inc.(2)                   53,931,347
           760,409  Outback Steakhouse, Inc.                         34,811,524
           288,033  Speedway Motorsports Inc.(1)                     11,285,133
           379,400  Wendy's International, Inc.                      14,895,244
                                                                 ---------------
                                                                    114,923,248
                                                                 ---------------
HOUSEHOLD DURABLES - 1.6%
           457,432  Newell Rubbermaid Inc.(1)                        11,065,280
           510,576  Whirlpool Corp.(1)                               35,336,965
                                                                 ---------------
                                                                     46,402,245
                                                                 ---------------
HOUSEHOLD PRODUCTS - 2.3%
         1,001,657  Kimberly-Clark Corp.                             65,919,047
                                                                 ---------------
INSURANCE - 10.9%
         1,598,278  American International Group, Inc.              104,958,916
               441  Berkshire Hathaway Inc. Cl A(2)                  38,763,900
           393,633  Chubb Corp.                                      30,270,378
         1,109,644  Horace Mann Educators Corp.(1)                   21,172,008
           563,646  Jefferson-Pilot Corp.                            29,287,046
         1,786,512  Marsh & McLennan
                    Companies Inc.                                   58,776,245
           743,483  MetLife, Inc.                                    30,118,496
                                                                 ---------------
                                                                    313,346,989
                                                                 ---------------
IT SERVICES - 0.8%
           434,437  DST Systems, Inc.(1)(2)                          22,642,856
                                                                 ---------------
MACHINERY - 0.9%
           586,547  Dover Corp.                                      24,599,781
                                                                 ---------------
MEDIA - 4.5%
           131,781  ADVO, Inc.(1)                                     4,697,993
           382,208  Dow Jones & Co. Inc.                             16,457,876
         1,749,566  New York Times Co. (The) Cl A(1)                 71,382,292
           526,918  Tribune Co.(1)                                   22,204,325
           421,079  Valassis Communications,
                    Inc.(1)(2)                                       14,741,976
                                                                 ---------------
                                                                    129,484,462
                                                                 ---------------

VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

MULTILINE RETAIL - 1.1%
         1,479,425  Dollar General Corp.                             30,727,657
                                                                 ---------------
OIL & GAS - 6.5%
           573,481  BP plc ADR(1)                                    33,491,290
           290,800  ConocoPhillips                                   25,250,164
         1,211,628  Exxon Mobil Corp.                                62,108,051
         1,104,466  Royal Dutch Petroleum Co.
                    New York Shares(1)                               63,374,260
                                                                 ---------------
                                                                    184,223,765
                                                                 ---------------
PHARMACEUTICALS - 4.3%
           316,334  Abbott Laboratories                              14,756,981
         1,218,548  Bristol-Myers Squibb Co.(3)                      31,219,199
           903,704  Merck & Co., Inc.                                29,045,047
           671,500  Pfizer, Inc.                                     18,056,635
           911,795  Watson Pharmaceuticals, Inc.(2)                  29,915,994
                                                                 ---------------
                                                                    122,993,856
                                                                 ---------------
ROAD & RAIL - 2.5%
         1,062,225  Union Pacific Corp.                              71,434,632
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.9%
         1,084,611  Intel Corp.                                      25,369,051
                                                                 ---------------
SOFTWARE - 3.4%
             1,439  Computer Associates
                    International, Inc.                                  44,695
           598,846  Microsoft Corporation                            15,995,177
         1,507,086  Reynolds & Reynolds Co. Cl A                     39,952,850
         2,036,374  Synopsys, Inc.(2)                                39,953,658
                                                                 ---------------
                                                                     95,946,380
                                                                 ---------------
SPECIALTY RETAIL - 1.1%
           785,200  Gap, Inc. (The)                                  16,583,424
           358,400  Sherwin-Williams Co.                             15,995,392
                                                                 ---------------
                                                                     32,578,816
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.1%
           849,647  Jones Apparel Group, Inc.                        31,071,591
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 2.0%
           546,720  Freddie Mac                                      40,293,264
           231,857  MGIC Investment Corp.                            15,977,266
                                                                 ---------------
                                                                     56,270,530
                                                                 ---------------
TOTAL COMMON STOCKS                                               2,734,433,604
(Cost $2,356,109,285)                                            ---------------

VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                 VALUE
--------------------------------------------------------------------------------

PURCHASED PUT OPTIONS(4)
CONTRACTS
            12,176  Bristol-Myers Squibb Co., strike
                    at $22.50, expires 6/18/05                          700,120
                                                                 ---------------
(Cost $1,765,176)

TEMPORARY CASH INVESTMENTS - 4.6%

Repurchase Agreement, Goldman Sachs & Co.,
(collateralized by various U.S. Treasury obligations,
7.125% - 7.250%, 8/15/22 - 2/15/23, valued at
$133,243,012), in a joint trading account
at 1.47%, dated 12/31/04, due 1/3/05
(Delivery value $130,615,999)                                       130,600,000
                                                                 ---------------
(Cost $130,600,000)

COLLATERAL RECEIVED FOR SECURITIES
LENDING(5) - 3.9%

REPURCHASE AGREEMENTS - 3.7%

Repurchase Agreement, Barclays Bank plc,
(collateralized by various U.S. Government
Agency obligations), 2.30%, dated 12/31/04,
due 1/3/05 (Delivery value $5,249,120)                                5,248,114

Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations),
2.25%, dated 12/31/04, due 1/3/05
(Delivery value $100,018,750)                                       100,000,000
                                                                 ---------------
                                                                    105,248,114
                                                                 ---------------
SHORT-TERM DEBT - 0.2%
        $5,005,340  Allstate Financial Global Funding,
                    VRN, 2.34%, 1/3/05, resets daily
                    off the Federal Funds rate plus
                    0.34% with no caps                                5,005,340
                                                                 ---------------
TOTAL COLLATERAL RECEIVED FOR SECURITIES LENDING                    110,253,454
(Cost $110,253,454)                                              ---------------

TOTAL INVESTMENT SECURITIES - 104.6%                              2,975,987,178
                                                                 ---------------
(Cost $2,598,727,915)

OTHER ASSETS AND LIABILITIES - (4.6)%                              (129,625,181)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                        $2,846,361,997
                                                                 ===============

VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

            Contracts            Settlement                       Unrealized
             to Sell                Date            Value            Loss
--------------------------------------------------------------------------------
    27,481,374  Euro for USD      01/31/05      $ 37,336,285      $ (906,566)
    37,404,967  Euro for USD      01/31/05        50,818,512      (1,197,304)
    41,173,882  Euro for USD      01/31/05        55,938,971      (1,207,366)
     8,069,873  GBP for USD       01/31/05        15,456,570        (241,846)
     9,252,822  GBP for USD       01/31/05        17,722,323        (308,425)
 2,230,116,000  JPY for USD       01/31/05        21,825,469        (115,079)
                                              ----------------------------------
                                                $199,098,130     $(3,976,586)
                                              ==================================
(Value on Settlement Date $195,121,544)

* FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future - and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt
JPY = Japanese Yen
GBP = British Pound
ORD = Foreign Ordinary Share
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective December 31, 2004.
USD = United States Dollar
(1)  Security, or a portion thereof, was on loan as of December 31, 2004.
(2)  Non-income producing.
(3)  Security, or a portion thereof, is being held in conjunction with a purchased put option.
(4)  Category is less than 0.05% of total net assets.
(5)  Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $2,673,861,295
                                                                 ===============
Gross tax appreciation of investments                            $  338,619,978
Gross tax depreciation of investments                               (36,494,095)
                                                                 ---------------
Net tax appreciation of investments                              $  302,125,883
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INc.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
LARGE COMPANY VALUE FUND
DECEMBER 31, 2004
[american century investments logo and text logo]

LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 94.9%
AEROSPACE & DEFENSE - 0.6%
           155,400  Boeing Co.                                   $    8,045,064
                                                                 ---------------
AUTO COMPONENTS - 0.6%
           132,500  Lear Corporation                                  8,083,825
                                                                 ---------------
AUTOMOBILES - 1.3%
           162,600  General Motors Corp.                              6,513,756
           128,300  Toyota Motor Corp. ADR                           10,503,921
                                                                 ---------------
                                                                     17,017,677
                                                                 ---------------
BEVERAGES - 2.0%
            84,800  Adolph Coors Company Cl B                         6,416,816
           257,700  Coca-Cola Company (The)                          10,728,051
           291,400  Pepsi Bottling Group Inc.                         7,879,456
                                                                 ---------------
                                                                     25,024,323
                                                                 ---------------
CAPITAL MARKETS - 3.4%
           196,500  Bank of New York Co., Inc. (The)                  6,567,030
           298,200  Merrill Lynch & Co., Inc.                        17,823,414
           332,500  Morgan Stanley                                   18,460,400
                                                                 ---------------
                                                                     42,850,844
                                                                 ---------------
CHEMICALS - 1.2%
           219,000  PPG Industries, Inc.                             14,927,040
                                                                 ---------------
COMMERCIAL BANKS - 10.6%
           888,500  Bank of America Corp.                            41,750,615
           219,300  KeyCorp                                           7,434,270
           295,000  National City Corp.                              11,077,250
           236,600  PNC Financial Services Group                     13,590,304
           560,700  U.S. Bancorp                                     17,561,124
           336,900  Wachovia Corp.                                   17,720,940
           429,900  Wells Fargo & Co.                                26,718,285
                                                                 ---------------
                                                                    135,852,788
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.4%
           245,600  R.R. Donnelley & Sons Company                     8,667,224
           293,200  Waste Management, Inc.                            8,778,408
                                                                 ---------------
                                                                     17,445,632
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.7%
         1,135,600  Hewlett-Packard Co.                              23,813,532
           113,200  International Business Machines Corp.            11,159,256
                                                                 ---------------
                                                                     34,972,788
                                                                 ---------------

LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

DIVERSIFIED - 2.1%
           219,300  Standard and Poor's 500
                    Depositary Receipt                               26,513,370
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 6.4%
         1,222,400  Citigroup Inc.                                   58,895,232
           581,800  J.P. Morgan Chase & Co.                          22,696,018
                                                                 ---------------
                                                                     81,591,250
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 4.9%
           172,000  ALLTEL Corp.                                     10,106,720
           260,100  AT&T Corp.                                        4,957,506
           452,400  BellSouth Corp.                                  12,572,196
           647,700  SBC Communications Inc.                          16,691,229
           385,900  Sprint Corp.                                      9,589,615
           200,800  Verizon Communications                            8,134,408
                                                                 ---------------
                                                                     62,051,674
                                                                 ---------------
ELECTRIC UTILITIES - 2.6%
           418,700  Exelon Corporation                               18,452,109
           268,300  PPL Corporation                                  14,295,024
                                                                 ---------------
                                                                     32,747,133
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.5%
           184,200  CVS Corp.                                         8,301,894
           581,200  Kroger Co. (The)(1)                              10,194,248
                                                                 ---------------
                                                                     18,496,142
                                                                 ---------------
FOOD PRODUCTS - 2.4%
           276,300  H.J. Heinz Company                               10,772,937
           367,700  Sara Lee Corp.                                    8,876,278
           155,300  Unilever N.V. New York Shares                    10,360,063
                                                                 ---------------
                                                                     30,009,278
                                                                 ---------------
GAS UTILITIES - 0.6%
           354,100  NiSource Inc.                                     8,066,398
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.8%
           306,900  Baxter International, Inc.                       10,600,326
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 1.4%
           114,700  CIGNA Corp.                                       9,356,079
           225,200  HCA Inc.                                          8,998,992
                                                                 ---------------
                                                                     18,355,071
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 2.1%
           118,800  Harrah's Entertainment, Inc.                      7,946,532

LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

           566,800  McDonald's Corporation                           18,171,608
                                                                 ---------------
                                                                     26,118,140
                                                                 ---------------
HOUSEHOLD DURABLES - 1.5%
           378,800  Newell Rubbermaid Inc.                            9,163,172
           109,600  Snap-on Incorporated                              3,765,856
            98,200  Whirlpool Corp.                                   6,796,422
                                                                 ---------------
                                                                     19,725,450
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 2.1%
           397,800  General Electric Co.                             14,519,700
           332,800  Tyco International Ltd.                          11,894,272
                                                                 ---------------
                                                                     26,413,972
                                                                 ---------------
INSURANCE - 6.0%
           330,900  Allstate Corp.                                   17,114,148
           211,900  American International Group, Inc.               13,915,473
           214,000  Hartford Financial Services
                    Group Inc. (The)                                 14,832,340
           203,300  Loews Corp.                                      14,291,990
           183,100  Marsh & McLennan Companies Inc.                   6,023,990
           167,700  Torchmark Corp.                                   9,582,378
                                                                 ---------------
                                                                     75,760,319
                                                                 ---------------
IT SERVICES - 1.9%
           211,100  Computer Sciences Corp.(1)                       11,899,707
           187,600  Electronic Data Systems Corp.                     4,333,560
           204,800  Fiserv, Inc.(1)                                   8,230,912
                                                                 ---------------
                                                                     24,464,179
                                                                 ---------------
MACHINERY - 2.3%
           198,200  Dover Corp.                                       8,312,508
           148,600  Ingersoll-Rand Company                           11,932,580
           118,900  Parker-Hannifin Corp.                             9,005,486
                                                                 ---------------
                                                                     29,250,574
                                                                 ---------------
MEDIA - 2.8%
           175,700  Gannett Co., Inc.                                14,354,690
         1,069,000  Time Warner Inc.(1)                              20,781,360
                                                                 ---------------
                                                                     35,136,050
                                                                 ---------------
METALS & MINING - 1.1%
           311,800  Alcoa Inc.                                        9,796,756
            79,700  Nucor Corp.                                       4,171,498
                                                                 ---------------
                                                                     13,968,254
                                                                 ---------------

LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

MULTILINE RETAIL - 1.7%
           314,600  Dollar General Corp.                              6,534,242
           498,100  May Department Stores Co. (The)                  14,644,140
                                                                 ---------------
                                                                     21,178,382
                                                                 ---------------
OIL & GAS - 9.9%
           419,000  ChevronTexaco Corp.                              22,001,690
           220,300  ConocoPhillips                                   19,128,649
         1,031,400  Exxon Mobil Corp.                                52,869,564
           589,300  Royal Dutch Petroleum Co.
                    New York Shares                                  33,814,034
                                                                 ---------------
                                                                    127,813,937
                                                                 ---------------
PAPER & FOREST PRODUCTS - 1.3%
           247,100  Weyerhaeuser Co.                                 16,610,062
                                                                 ---------------
PHARMACEUTICALS - 3.5%
           325,200  Abbott Laboratories                              15,170,580
           433,800  Bristol-Myers Squibb Co.                         11,113,956
           233,400  Johnson & Johnson                                14,802,228
            98,100  Merck & Co., Inc.                                 3,152,934
                                                                 ---------------
                                                                     44,239,698
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
           324,700  Intel Corp.                                       7,594,733
                                                                 ---------------
SOFTWARE - 1.5%
               120  Computer Associates
                    International, Inc.                                   3,727
           725,100  Microsoft Corporation                            19,367,421
                                                                 ---------------
                                                                     19,371,148
                                                                 ---------------
SPECIALTY RETAIL - 0.4%
            52,006  Advance Auto Parts(1)                             2,271,622
           287,200  Blockbuster Inc. Cl B                             2,530,232
                                                                 ---------------
                                                                      4,801,854
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.9%
           199,200  Liz Claiborne, Inc.                               8,408,232
           167,000  Reebok International Ltd.                         7,348,000
           151,900  VF Corp.                                          8,412,222
                                                                 ---------------
                                                                     24,168,454
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 5.6%
           636,200  Freddie Mac                                      46,887,940
           103,900  MGIC Investment Corp.                             7,159,749

LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                 VALUE
--------------------------------------------------------------------------------

           409,700  Washington Mutual, Inc.                          17,322,116
                                                                 ---------------
                                                                     71,369,805
                                                                 ---------------
TOBACCO - 1.5%
           303,200  Altria Group Inc.                                18,525,520
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.7%
           319,200  Vodafone Group plc ADR                            8,739,696
                                                                 ---------------
TOTAL COMMON STOCKS                                               1,207,900,850
(Cost $1,042,582,310)                                            ---------------

TEMPORARY CASH INVESTMENTS - 5.0%

Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 4.98% - 5.11%,
5/15/20 - 2/15/23, valued at $64,106,997),
in a joint trading account at 1.55%,
dated 12/31/04, due 1/3/05
Delivery value $62,008,008)                                          62,000,000

Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various
U.S. Treasury obligations, 1.625% - 1.875%,
3/31/05 - 7/15/13, valued at $1,734,094), in
in a joint trading account at 1.55%,
dated 12/31/04, due 1/3/05
(Delivery value $1,700,220)                                           1,700,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                     63,700,000
(Cost $63,700,000)                                               ---------------

TOTAL INVESTMENT SECURITIES - 99.9%                               1,271,600,850
                                                                 ---------------
(Cost $1,106,282,310)

OTHER ASSETS AND LIABILITIES - 0.1%                                   1,161,708
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                        $1,272,762,558
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt
(1) Non-income producing.

LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $1,108,697,534
                                                                 ===============
Gross tax appreciation of investments                            $  165,756,821
Gross tax depreciation of investments                                (2,853,505)
                                                                 ---------------
Net tax appreciation of investments                              $  162,903,316
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
EQUITY INDEX FUND
DECEMBER 31, 2004
[american century investments logo and text logo]

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 97.5%
AEROSPACE & DEFENSE - 2.0%
            77,938  Boeing Co.                                        $4,034,850
            18,581  General Dynamics Corp.                             1,943,573
            10,969  Goodrich Corporation                                 358,028
            79,708  Honeywell International Inc.                       2,822,460
            10,537  L-3 Communications Holdings, Inc.                    771,730
            40,960  Lockheed Martin Corp.                              2,275,328
            33,957  Northrop Grumman Corp.                             1,845,903
            41,850  Raytheon Company                                   1,625,036
            16,426  Rockwell Collins                                     647,841
            47,464  United Technologies Corp.                          4,905,404
                                                                 ---------------
                                                                      21,230,153
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 1.1%
            27,878  FedEx Corporation                                  2,745,704
             6,032  Ryder System, Inc.                                   288,149
           103,973  United Parcel Service, Inc. Cl B                   8,885,532
                                                                 ---------------
                                                                      11,919,385
                                                                 ---------------
AIRLINES - 0.1%
            11,351  Delta Air Lines Inc.(1)                               84,905
            71,681  Southwest Airlines Co.                             1,166,967
                                                                 ---------------
                                                                       1,251,872
                                                                 ---------------
AUTO COMPONENTS - 0.2%
             7,014  Cooper Tire & Rubber                                 151,152
            13,897  Dana Corp.                                           240,835
            51,931  Delphi Corp.                                         468,418
            16,118  Goodyear Tire & Rubber Co. (The)(1)                  236,290
            17,501  Johnson Controls, Inc.                             1,110,262
            12,019  Visteon Corp.                                        117,426
                                                                 ---------------
                                                                       2,324,383
                                                                 ---------------
AUTOMOBILES - 0.6%
           169,658  Ford Motor Company                                 2,483,792
            52,243  General Motors Corp.                               2,092,855
            27,137  Harley-Davidson, Inc.                              1,648,573
                                                                 ---------------
                                                                       6,225,220
                                                                 ---------------
BEVERAGES - 2.2%
             3,346  Adolph Coors Company Cl B                            253,192
            73,353  Anheuser-Busch Companies, Inc.                     3,721,198
            11,264  Brown-Forman Corp.                                   548,332

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------
           224,439  Coca-Cola Company (The)                            9,343,395
            43,341  Coca-Cola Enterprises                                903,660
            23,418  Pepsi Bottling Group Inc.                            633,223
           156,272  PepsiCo, Inc.                                      8,157,398
                                                                 ---------------
                                                                      23,560,398
                                                                 ---------------
BIOTECHNOLOGY - 1.3%
           117,841  Amgen Inc.(1)                                      7,559,501
            18,165  Applera Corporation-Applied
                    Biosystems Group                                     379,830
            31,005  Biogen Idec Inc.(1)                                2,065,243
            17,392  Chiron Corp.(1)                                      579,675
            22,978  Genzyme Corp.(1)                                   1,334,332
            40,159  Gilead Sciences, Inc.(1)                           1,405,163
            22,978  MedImmune, Inc.(1)                                   622,934
                                                                 ---------------
                                                                      13,946,678
                                                                 ---------------
BUILDING PRODUCTS - 0.2%
            19,662  American Standard Companies Inc.(1)                  812,434
            41,251  Masco Corp.                                        1,506,899
                                                                 ---------------
                                                                       2,319,333
                                                                 ---------------
CAPITAL MARKETS - 2.8%
            72,330  Bank of New York Co., Inc. (The)                   2,417,269
             9,608  Bear Stearns Companies Inc. (The)                    982,994
            33,883  E*TRADE Group Inc.(1)                                506,551
            10,148  Federated Investors Inc.                             308,499
            23,238  Franklin Resources, Inc.                           1,618,527
            44,938  Goldman Sachs Group, Inc. (The)                    4,675,350
            22,435  Janus Capital Group Inc.                             377,132
            25,038  Lehman Brothers Holdings Inc.                      2,190,324
            38,974  Mellon Financial Corp.                             1,212,481
            86,440  Merrill Lynch & Co., Inc.                          5,166,519
           101,575  Morgan Stanley                                     5,639,444
            20,409  Northern Trust Corp.                                 991,469
           125,322  Schwab (Charles) Corp.                             1,498,851
            30,970  State Street Corp.                                 1,521,246
            11,939  T. Rowe Price Group Inc.                             742,606
                                                                 ---------------
                                                                      29,849,262
                                                                 ---------------
CHEMICALS - 1.6%
            21,051  Air Products & Chemicals, Inc.                     1,220,326
            87,562  Dow Chemical Co.                                   4,335,195
            92,190  du Pont (E.I.) de Nemours & Co.                    4,521,921
             7,239  Eastman Chemical Company                             417,907
            23,869  Ecolab Inc.                                          838,518

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
SHARES                                                                    VALUE
--------------------------------------------------------------------------------
            11,016  Engelhard Corporation                                337,861
             4,701  Great Lakes Chemical Corp.                           133,931
            10,197  Hercules Inc.(1)                                     151,425
             8,753  International Flavors & Fragrances Inc.              374,979
            24,571  Monsanto Co.                                       1,364,919
            16,077  PPG Industries, Inc.                               1,095,808
            30,121  Praxair, Inc.                                      1,329,842
            21,053  Rohm and Haas Co.                                    931,174
             6,461  Sigma-Aldrich Corp.                                  390,632
                                                                 ---------------
                                                                      17,444,438
                                                                 ---------------
COMMERCIAL BANKS - 5.8%
            32,517  AmSouth Bancorporation                               842,190
           374,599  Bank of America Corp.                             17,602,406
            51,303  BB&T Corporation                                   2,157,291
            15,830  Comerica Inc.                                        965,947
            11,150  Compass Bancshares Inc.                              542,671
            54,828  Fifth Third Bancorp                                2,592,268
            11,653  First Horizon National Corp.                         502,361
            21,269  Huntington Bancshares Inc.                           527,046
            37,669  KeyCorp                                            1,276,979
            10,843  M&T Bank Corp.                                     1,169,309
            20,808  Marshall & Ilsley Corp.                              919,714
            62,534  National City Corp.                                2,348,152
            43,324  North Fork Bancorporation, Inc.                    1,249,897
            26,071  PNC Financial Services Group                       1,497,518
            42,880  Regions Financial Corp.                            1,526,099
            34,234  SunTrust Banks, Inc.                               2,529,208
            28,722  Synovus Financial Corp.                              820,875
           173,284  U.S. Bancorp                                       5,427,255
           148,775  Wachovia Corp.                                     7,825,565
           156,864  Wells Fargo & Co.                                  9,749,098
             8,344  Zions Bancorporation                                 567,642
                                                                 ---------------
                                                                      62,639,491
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.0%
            29,795  Allied Waste Industries Inc.(1)                      276,498
            17,235  Apollo Group Inc. Cl A(1)                          1,391,037
            10,241  Avery Dennison Corp.                                 614,153
            15,078  Block (H & R), Inc.                                  738,822
            97,643  Cendant Corporation                                2,282,893
            15,807  Cintas Corp.                                         693,295
            12,282  Equifax Inc.                                         345,124
            11,267  Monster Worldwide Inc.(1)                            379,022
            21,528  Pitney Bowes, Inc.                                   996,316

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------
            20,482  R.R. Donnelley & Sons Company                        722,810
            15,931  Robert Half International Inc.                       468,849
            53,095  Waste Management, Inc.                             1,589,664
                                                                 ---------------
                                                                      10,498,483
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 2.6%
            73,987  ADC Telecommunications Inc.(1)                       198,285
            14,401  Andrew Corporation(1)                                196,286
            42,287  Avaya Inc.(1)                                        727,336
            53,243  CIENA Corporation(1)                                 177,832
           610,761  Cisco Systems Inc.(1)                             11,787,688
            17,991  Comverse Technology, Inc.(1)                         439,880
           130,482  Corning Inc.(1)                                    1,535,773
           133,006  JDS Uniphase Corp.(1)                                421,629
           412,311  Lucent Technologies Inc.(1)                        1,550,289
           225,092  Motorola, Inc.                                     3,871,582
           152,036  QUALCOMM Inc.                                      6,446,326
            14,110  Scientific-Atlanta, Inc.                             465,771
            42,869  Tellabs, Inc.(1)                                     368,245
                                                                 ---------------
                                                                      28,186,922
                                                                 ---------------
COMPUTERS & PERIPHERALS - 3.9%
            37,117  Apple Computer, Inc.(1)                            2,390,335
           230,451  Dell Inc.(1)                                       9,711,204
           222,450  EMC Corp.(1)                                       3,307,832
            33,254  Gateway, Inc.(1)                                     199,857
           280,475  Hewlett-Packard Co.                                5,881,561
           154,393  International Business Machines Corp.             15,220,061
            11,976  Lexmark International, Inc.(1)                     1,017,960
             8,534  NCR Corp.(1)                                         590,809
            33,516  Network Appliance, Inc.(1)                         1,113,402
             8,784  QLogic Corp.(1)                                      322,636
           310,416  Sun Microsystems, Inc.(1)                          1,670,038
                                                                 ---------------
                                                                      41,425,695
                                                                 ---------------
CONSTRUCTION & ENGINEERING(2)
             7,668  Fluor Corp.                                          417,983
                                                                 ---------------
CONSTRUCTION MATERIALS(2)
             9,450  Vulcan Materials Co.                                 516,065
                                                                 ---------------
CONSUMER FINANCE - 1.3%
           116,465  American Express Co.                               6,565,132
            22,400  Capital One Financial Corp.                        1,886,304
           118,369  MBNA Corporation                                   3,336,822

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------
            27,107  Providian Financial Corp.(1)                         446,452
            39,948  SLM Corporation                                    2,132,824
                                                                 ---------------
                                                                      14,367,534
                                                                 ---------------
CONTAINERS & PACKAGING - 0.2%
            10,362  Ball Corp.                                           455,721
             9,767  Bemis Co.                                            284,122
            13,629  Pactiv Corp.(1)                                      344,677
             7,906  Sealed Air Corp.(1)                                  421,153
             5,071  Temple-Inland Inc.                                   346,856
                                                                 ---------------
                                                                       1,852,529
                                                                 ---------------
DISTRIBUTORS - 0.1%
            16,144  Genuine Parts Company                                711,305
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 3.7%
            19,382  CIT Group Inc.                                       888,083
           481,269  Citigroup Inc.                                    23,187,541
           330,421  J.P. Morgan Chase & Co.                           12,889,723
            13,792  Moody's Corp.                                      1,197,835
            28,590  Principal Financial Group                          1,170,475
                                                                 ---------------
                                                                      39,333,657
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.9%
            28,252  ALLTEL Corp.                                       1,660,088
            73,417  AT&T Corp.                                         1,399,328
           169,962  BellSouth Corp.                                    4,723,244
            12,584  CenturyTel Inc.                                      446,354
            30,359  Citizens Communications Company                      418,651
           170,009  Qwest Communications
                    International Inc.(1)                                754,840
           307,586  SBC Communications Inc.                            7,926,491
           136,353  Sprint Corp.                                       3,388,372
           256,847  Verizon Communications                            10,404,872
                                                                 ---------------
                                                                      31,122,240
                                                                 ---------------
ELECTRIC UTILITIES - 2.0%
            13,252  Allegheny Energy, Inc.(1)                            261,197
            18,252  Ameren Corp.                                         915,155
            36,598  American Electric Power                            1,256,775
            28,620  CenterPoint Energy, Inc.                             323,406
            17,019  Cinergy Corp.                                        708,501
            22,225  Consolidated Edison, Inc.                            972,344
            15,937  DTE Energy Company                                   687,363
            30,175  Edison International                                 966,505
            20,803  Entergy Corp.                                      1,406,075

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------
            61,615  Exelon Corporation                                 2,715,373
            30,560  FirstEnergy Corp.                                  1,207,426
            17,089  FPL Group, Inc.                                    1,277,403
            37,490  PG&E Corp.(1)                                      1,247,667
             8,517  Pinnacle West Capital Corp.                          378,240
            17,408  PPL Corporation                                      927,498
            22,693  Progress Energy Inc.                               1,026,631
            68,752  Southern Co.                                       2,304,567
            18,782  TECO Energy, Inc.                                    288,116
            22,353  TXU Corp.                                          1,443,110
            36,951  XCEL Energy Inc.                                     672,508
                                                                 ---------------
                                                                      20,985,860
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.4%
            17,487  American Power Conversion Corp.                      374,222
             8,374  Cooper Industries, Ltd.                              568,511
            38,983  Emerson Electric Co.                               2,732,707
             7,656  Power-One Inc.(1)                                     68,292
            17,274  Rockwell Automation Inc.                             855,927
                                                                 ---------------
                                                                       4,599,659
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.3%
            45,275  Agilent Technologies, Inc.(1)                      1,091,127
            18,523  Jabil Circuit, Inc.(1)                               473,818
            17,647  Molex Inc.                                           529,410
            47,916  Sanmina-SCI Corp.(1)                                 405,849
            88,811  Solectron Corp.(1)                                   473,363
            22,757  Symbol Technologies, Inc.                            393,696
             8,185  Tektronix, Inc.                                      247,269
                                                                 ---------------
                                                                       3,614,532
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.9%
            31,004  Baker Hughes Inc.                                  1,322,941
            15,084  BJ Services Co.                                      702,009
            41,221  Halliburton Co.                                    1,617,512
            14,013  Nabors Industries Ltd.(1)                            718,727
            12,434  Noble Corp.(1)                                       618,467
             9,595  Rowan Companies, Inc.(1)                             248,511
            54,663  Schlumberger Ltd.                                  3,659,687
            29,607  Transocean Inc.(1)                                 1,255,041
                                                                 ---------------
                                                                      10,142,895
                                                                 ---------------
FOOD & STAPLES RETAILING - 3.1%
            33,977  Albertson's Inc.                                     811,371

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            43,315  Costco Wholesale Corporation                       2,096,879
            37,079  CVS Corp.                                          1,671,151
            68,986  Kroger Co. (The)(1)                                1,210,014
            40,975  Safeway Inc.(1)                                      808,847
            12,500  Supervalu Inc.                                       431,500
            59,437  Sysco Corp.                                        2,268,710
           392,726  Wal-Mart Stores, Inc.                             20,743,787
            94,978  Walgreen Co.                                       3,644,306
                                                                 ---------------
                                                                      33,686,565
                                                                 ---------------
FOOD PRODUCTS - 1.3%
            60,849  Archer-Daniels-Midland Co.                         1,357,541
            38,012  Campbell Soup Company                              1,136,179
            47,870  ConAgra Foods, Inc.                                1,409,772
            33,888  General Mills, Inc.                                1,684,572
            32,580  H.J. Heinz Company                                 1,270,294
            22,674  Hershey Foods Corp.                                1,259,314
            38,458  Kellogg Co.                                        1,717,534
            12,930  McCormick & Company, Inc.                            499,098
            72,976  Sara Lee Corp.                                     1,761,641
            20,813  Wrigley (Wm.) Jr. Company                          1,440,051
                                                                 ---------------
                                                                      13,535,996
                                                                 ---------------
GAS UTILITIES - 0.1%
            14,759  KeySpan Corporation                                  582,242
             4,048  NICOR Inc.                                           149,533
            25,283  NiSource Inc.                                        575,947
             3,383  People's Energy Corp.                                148,683
                                                                 ---------------
                                                                       1,456,405
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.2%
             9,652  Bard (C.R.), Inc.                                    617,535
             4,914  Bausch & Lomb Inc. Cl A                              316,756
            57,163  Baxter International, Inc.                         1,974,410
            23,483  Becton Dickinson & Co.                             1,333,834
            23,663  Biomet Inc.                                        1,026,738
            78,572  Boston Scientific Corp.(1)                         2,793,235
            10,886  Fisher Scientific International(1)                   679,069
            29,541  Guidant Corp.                                      2,129,906
            14,483  Hospira Inc.(1)                                      485,181
           111,872  Medtronic, Inc.                                    5,556,681
             4,486  Millipore Corp.(1)                                   223,448
            11,661  PerkinElmer, Inc.                                    262,256
            33,046  St. Jude Medical, Inc.(1)                          1,385,619
            37,375  Stryker Corp.                                      1,803,344

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------
            15,154  Thermo Electron Corp.(1)                             457,499
            11,168  Waters Corp.(1)                                      522,551
            22,795  Zimmer Holdings Inc.(1)                            1,826,335
                                                                 ---------------
                                                                      23,394,397
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 2.2%
            13,731  Aetna Inc.                                         1,712,942
             9,828  AmerisourceBergen Corp.                              576,707
            39,975  Cardinal Health, Inc.                              2,324,546
            42,281  Caremark Rx Inc.(1)                                1,667,140
            12,466  CIGNA Corp.                                        1,016,852
             7,037  Express Scripts, Inc. Cl A(1)                        537,908
            39,072  HCA Inc.                                           1,561,317
            22,249  Health Management Associates, Inc. Cl A              505,497
            15,035  Humana Inc.(1)                                       446,389
            21,135  IMS Health Inc.                                      490,543
            12,978  Laboratory Corporation
                    of America Holdings(1)                               646,564
             7,779  Manor Care, Inc.                                     275,610
            26,987  McKesson Corp.                                       849,011
            25,013  Medco Health Solutions Inc.(1)                     1,040,541
             9,383  Quest Diagnostics Inc.                               896,546
            43,017  Tenet Healthcare Corp.(1)                            472,327
            60,660  UnitedHealth Group Incorporated                    5,339,900
            27,410  WellPoint Inc.(1)                                  3,152,150
                                                                 ---------------
                                                                      23,512,490
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.5%
            58,791  Carnival Corporation                               3,388,125
            14,210  Darden Restaurants, Inc.                             394,185
            10,354  Harrah's Entertainment, Inc.                         692,579
            36,253  Hilton Hotels Corporation                            824,393
            32,050  International Game Technology                      1,101,879
            20,806  Marriott International, Inc.                       1,310,362
           116,517  McDonald's Corporation                             3,735,535
            36,916  Starbucks Corporation(1)                           2,302,082
            19,143  Starwood Hotels & Resorts
                    Worldwide, Inc.                                    1,117,951
            10,602  Wendy's International, Inc.                          416,235
            27,044  Yum! Brands, Inc.                                  1,275,936
                                                                 ---------------
                                                                      16,559,262
                                                                 ---------------
HOUSEHOLD DURABLES - 0.5%
             7,515  Black & Decker Corporation                           663,800
            11,528  Centex Corp.                                         686,838
            13,242  Fortune Brands, Inc.                               1,022,018
             4,336  KB Home                                              452,678

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------
            17,873  Leggett & Platt, Inc.                                508,129
             7,220  Maytag Corporation                                   152,342
            25,435  Newell Rubbermaid Inc.                               615,273
            11,949  Pulte Homes Inc.                                     762,346
             5,356  Snap-on Incorporated                                 184,032
             7,579  Stanley Works (The)                                  371,295
             6,141  Whirlpool Corp.                                      425,019
                                                                 ---------------
                                                                       5,843,770
                                                                 ---------------
HOUSEHOLD PRODUCTS - 1.8%
            14,109  Clorox Company                                       831,443
            49,183  Colgate-Palmolive Co.                              2,516,202
            45,299  Kimberly-Clark Corp.                               2,981,127
           235,277  Procter & Gamble Co. (The)                        12,959,058
                                                                 ---------------
                                                                      19,287,830
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 4.6%
            72,246  3M Co.                                             5,929,229
           980,316  General Electric Co.                              35,781,534
            12,635  Textron Inc.                                         932,463
           186,515  Tyco International Ltd.                            6,666,046
                                                                 ---------------
                                                                      49,309,272
                                                                 ---------------
INSURANCE - 4.2%
            26,574  Ace, Ltd.                                          1,136,039
            46,894  Aflac Inc.                                         1,868,257
            63,722  Allstate Corp.                                     3,295,701
             9,966  Ambac Financial Group, Inc.                          818,508
           241,559  American International Group, Inc.                15,863,179
            29,034  AON Corp.                                            692,751
            17,774  Chubb Corp.                                        1,366,821
            15,607  Cincinnati Financial Corp.                           690,766
            27,278  Hartford Financial Services
                    Group Inc. (The)                                   1,890,638
            12,658  Jefferson-Pilot Corp.                                657,710
            16,257  Lincoln National Corp.                               758,877
            17,182  Loews Corp.                                        1,207,895
            48,839  Marsh & McLennan Companies Inc.                    1,606,803
            13,036  MBIA Inc.                                            824,918
            69,136  MetLife, Inc.                                      2,800,699
            18,555  Progressive Corp.                                  1,574,206
            47,659  Prudential Financial Inc.                          2,619,339
            11,670  Safeco Corp.                                         609,641
            62,215  St. Paul Travelers Companies, Inc. (The)           2,306,310
            10,032  Torchmark Corp.                                      573,228
            27,533  UnumProvident Corp.                                  493,942

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------
            12,964  XL Capital Ltd. Cl A                               1,006,655
                                                                 ---------------
                                                                      44,662,883
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.7%
            61,391  eBay Inc.(1)                                       7,138,545
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.4%
           127,298  Yahoo! Inc.(1)                                     4,796,589
                                                                 ---------------
IT SERVICES - 1.1%
            12,036  Affiliated Computer Services Inc(1)                  724,447
            53,925  Automatic Data Processing, Inc.                    2,391,574
            17,705  Computer Sciences Corp.(1)                           998,031
            13,150  Convergys Corp.(1)                                   197,119
            47,415  Electronic Data Systems Corp.                      1,095,287
            77,061  First Data Corp.                                   3,278,174
            17,943  Fiserv, Inc.(1)                                      721,129
            34,929  Paychex, Inc.                                      1,190,380
            12,374  Sabre Holdings Corp.                                 274,208
            26,613  SunGard Data Systems Inc.(1)                         753,946
            30,703  Unisys Corp.(1)                                      312,557
                                                                 ---------------
                                                                      11,936,852
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.2%
             9,048  Brunswick Corp.                                      447,876
            26,533  Eastman Kodak Co.                                    855,689
            16,273  Hasbro, Inc.                                         315,371
            38,381  Mattel, Inc.                                         748,046
                                                                 ---------------
                                                                       2,366,982
                                                                 ---------------
MACHINERY - 1.5%
            31,564  Caterpillar Inc.                                   3,077,806
             4,177  Cummins Inc.                                         349,991
            28,486  Danaher Corp.                                      1,635,381
            22,971  Deere & Co.                                        1,709,042
            18,750  Dover Corp.                                          786,375
            14,078  Eaton Corp.                                        1,018,684
            27,471  Illinois Tool Works Inc.                           2,546,012
            15,885  Ingersoll-Rand Company                             1,275,566
             8,551  ITT Industries, Inc.                                 722,132
             6,414  Navistar International Corp.(1)                      282,088
            16,199  Paccar Inc.                                        1,303,696
            11,676  Pall Corp.                                           338,020

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------
            10,983  Parker-Hannifin Corp.                                831,852
                                                                 ---------------
                                                                      15,876,645
                                                                 ---------------
MEDIA - 3.9%
            53,325  Clear Channel Communications, Inc.                 1,785,854
           205,980  Comcast Corporation(1)                             6,855,014
           189,628  Disney (Walt) Co.                                  5,271,658
             7,596  Dow Jones & Co. Inc.                                 327,084
            23,731  Gannett Co., Inc.                                  1,938,823
            38,416  Interpublic Group of
                    Companies, Inc.(1)                                   514,774
             7,095  Knight-Ridder, Inc.                                  474,939
            17,551  McGraw-Hill Companies, Inc. (The)                  1,606,619
             4,612  Meredith Corp.                                       249,970
            13,292  New York Times Co. (The) Cl A                        542,314
           241,666  News Corp.                                         4,509,488
            17,315  Omnicom Group Inc.                                 1,460,001
           424,715  Time Warner Inc.(1)                                8,256,459
            29,268  Tribune Co.                                        1,233,354
            29,869  Univision Communications
                    Inc. Cl A(1)                                         874,266
           158,228  Viacom, Inc. Cl B                                  5,757,917
                                                                 ---------------
                                                                      41,658,534
                                                                 ---------------
METALS & MINING - 0.7%
            80,526  Alcoa Inc.                                         2,530,126
             8,585  Allegheny Technologies Inc.                          186,037
            16,768  Freeport-McMoRan Copper
                    & Gold, Inc. Cl B                                    641,041
            40,978  Newmont Mining Corporation                         1,819,833
            14,578  Nucor Corp.                                          763,013
             8,822  Phelps Dodge Corp.                                   872,672
            10,676  United States Steel Corp.                            547,145
                                                                 ---------------
                                                                       7,359,867
                                                                 ---------------
MULTI-UTILITIES & UNREGULATED POWER - 0.8%
            60,489  AES Corporation (The)(1)                             826,885
            47,957  Calpine Corporation(1)                               188,951
            18,620  CMS Energy Corp.(1)                                  194,579
            16,144  Constellation Energy Group Inc.                      705,654
            30,831  Dominion Resources Inc.                            2,088,492
            88,364  Duke Energy Corp.                                  2,238,259
            34,658  Dynegy Inc. Cl A(1)                                  160,120
            22,219  Public Service Enterprise Group Inc.               1,150,278
            21,681  Sempra Energy                                        795,259
                                                                 ---------------
                                                                       8,348,477
                                                                 ---------------

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------
MULTILINE RETAIL - 1.1%
            10,746  Big Lots Inc.(1)                                     130,349
             7,658  Dillard's Inc.                                       205,770
            29,963  Dollar General Corp.                                 622,332
            15,272  Family Dollar Stores, Inc.                           476,945
            15,782  Federated Department Stores, Inc.                    912,042
            26,586  J.C. Penney Co. Inc.
                    Holding Company                                    1,100,660
            31,948  Kohl's Corp.(1)                                    1,570,883
            26,714  May Department Stores Co. (The)                      785,392
            12,829  Nordstrom, Inc.                                      599,499
            19,066  Sears, Roebuck & Co.                                 972,938
            83,118  Target Corporation                                 4,316,317
                                                                 ---------------
                                                                      11,693,127
                                                                 ---------------
OFFICE ELECTRONICS - 0.1%
            88,555  Xerox Corp.(1)                                     1,506,321
                                                                 ---------------
OIL & GAS - 6.0%
             8,586  Amerada Hess Corp.                                   707,315
            22,939  Anadarko Petroleum Corp.                           1,486,677
            30,428  Apache Corp.                                       1,538,744
             6,417  Ashland Inc.                                         374,624
            36,349  Burlington Resources, Inc.                         1,581,182
           196,522  ChevronTexaco Corp.                               10,319,370
            63,924  ConocoPhillips                                     5,550,521
            44,824  Devon Energy Corporation                           1,744,550
            60,627  El Paso Corp.                                        630,521
            11,008  EOG Resources Inc.                                   785,531
           598,224  Exxon Mobil Corp.                                 30,664,962
            14,192  Kerr-McGee Corp.                                     820,156
            11,412  Kinder Morgan, Inc.                                  834,560
            32,403  Marathon Oil Corp.                                 1,218,677
            36,480  Occidental Petroleum Corp.                         2,128,973
             6,841  Sunoco, Inc.                                         558,978
            24,314  Unocal Corp.                                       1,051,337
            23,985  Valero Energy Corp.                                1,088,919
            51,489  Williams Companies, Inc. (The)                       838,756
            24,398  XTO Energy Inc.                                      863,201
                                                                 ---------------
                                                                      64,787,554
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.5%
            24,101  Georgia-Pacific Corp.                                903,305
            45,319  International Paper Company                        1,903,399
            10,506  Louisiana-Pacific Corp.                              280,930
            18,608  MeadWestvaco Corp.                                   630,625

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            22,241  Weyerhaeuser Co.                                   1,495,040
                                                                 ---------------
                                                                       5,213,299
                                                                 ---------------
PERSONAL PRODUCTS - 0.6%
             8,228  Alberto-Culver Company Cl B                          399,634
            43,804  Avon Products, Inc.                                1,695,215
            92,161  Gillette Company                                   4,126,969
                                                                 ---------------
                                                                       6,221,818
                                                                 ---------------
PHARMACEUTICALS - 6.7%
           144,508  Abbott Laboratories(3)                             6,741,298
            12,129  Allergan, Inc.                                       983,298
           180,511  Bristol-Myers Squibb Co.                           4,624,692
           104,957  Eli Lilly and Company                              5,956,310
            34,197  Forest Laboratories, Inc. Cl A(1)                  1,534,077
           275,233  Johnson & Johnson                                 17,455,278
            22,471  King Pharmaceuticals, Inc.(1)                        278,640
           205,770  Merck & Co., Inc.                                  6,613,448
            24,819  Mylan Laboratories Inc.                              438,800
           698,407  Pfizer, Inc.                                      18,780,165
           136,431  Schering-Plough Corp.                              2,848,679
            10,031  Watson Pharmaceuticals, Inc.(1)                      329,117
           123,780  Wyeth                                              5,271,790
                                                                 ---------------
                                                                      71,855,592
                                                                 ---------------
REAL ESTATE - 0.5%
             8,806  Apartment Investment and
                    Management Co.                                       339,383
            17,869  Archstone-Smith Trust                                684,383
            37,097  Equity Office Properties Trust                     1,080,265
            26,332  Equity Residential                                   952,692
            16,990  Plum Creek Timber Co. Inc.                           653,096
            17,177  Prologis                                             744,279
            20,495  Simon Property Group, Inc.                         1,325,411
                                                                 ---------------
                                                                       5,779,509
                                                                 ---------------
ROAD & RAIL - 0.5%
            34,804  Burlington Northern Santa Fe Corp.                 1,646,578
            19,818  CSX Corporation                                      794,305
            36,833  Norfolk Southern Corp.                             1,332,986
            24,185  Union Pacific Corp.                                1,626,441
                                                                 ---------------
                                                                       5,400,310
                                                                 ---------------

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.0%
            35,320  Advanced Micro Devices, Inc.(1)                      777,746
            34,975  Altera Corp.(1)                                      723,983
            34,709  Analog Devices, Inc.                               1,281,456
           157,336  Applied Materials, Inc.(1)                         2,690,446
            28,221  Applied Micro Circuits Corp.(1)                      118,810
            30,301  Broadcom Corp.(1)                                    978,116
            36,079  Freescale Semiconductor Inc.(1)                      662,410
           586,451  Intel Corp.                                       13,717,090
            18,031  KLA-Tencor Corp.(1)                                  839,884
            28,326  Linear Technology Corp.                            1,097,916
            35,323  LSI Logic Corp.(1)                                   193,570
            30,018  Maxim Integrated Products, Inc.                    1,272,463
            56,526  Micron Technology, Inc.(1)                           698,096
            33,436  National Semiconductor Corp.                         600,176
            13,184  Novellus Systems, Inc.(1)                            367,702
            15,114  NVIDIA Corp.(1)                                      356,086
            16,121  PMC-Sierra, Inc.(1)                                  181,361
            17,776  Teradyne, Inc.(1)                                    303,436
           160,415  Texas Instruments Inc.                             3,949,417
            31,992  Xilinx, Inc.                                         948,563
                                                                 ---------------
                                                                      31,758,727
                                                                 ---------------
SOFTWARE - 4.2%
            22,094  Adobe Systems Inc.                                 1,386,178
            21,366  Autodesk, Inc.                                       810,840
            21,041  BMC Software Inc.(1)                                 391,363
            15,329  Citrix Systems, Inc.(1)                              376,020
            54,240  Computer Associates
                    International, Inc.                                1,684,694
            35,307  Compuware Corp.(1)                                   228,436
            28,348  Electronic Arts Inc.(1)                            1,748,505
            17,495  Intuit Inc.(1)                                       769,955
             7,853  Mercury Interactive Corp.(1)                         357,704
         1,008,133  Microsoft Corporation                             26,917,526
            34,757  Novell, Inc.(1)                                      234,610
           475,846  Oracle Corp.(1)                                    6,528,607
            24,439  Parametric Technology Corp.(1)                       143,946
            47,830  Siebel Systems, Inc.(1)                              502,215
            58,969  Symantec Corp.(1)                                  1,519,041
            39,093  Veritas Software Corp.(1)                          1,116,105
                                                                 ---------------
                                                                      44,715,745
                                                                 ---------------
SPECIALTY RETAIL - 2.3%
            24,195  AutoNation, Inc.(1)                                  464,786
             7,456  Autozone Inc.(1)                                     680,807

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            27,687  Bed Bath & Beyond Inc.(1)                          1,102,773
            30,039  Best Buy Co., Inc.                                 1,784,917
            17,532  Circuit City Stores-Circuit City Group               274,200
            81,538  Gap, Inc. (The)                                    1,722,083
           203,717  Home Depot, Inc.                                   8,706,866
            37,549  Limited Brands                                       864,378
            71,735  Lowe's Companies, Inc.                             4,131,219
            29,099  Office Depot, Inc.(1)                                505,159
             8,968  OfficeMax Inc.                                       281,416
            14,447  RadioShack Corp.                                     475,017
            12,964  Sherwin-Williams Co.                                 578,583
            45,985  Staples, Inc.                                      1,550,154
            13,606  Tiffany & Co.                                        434,984
            44,495  TJX Companies, Inc. (The)                          1,118,159
            19,987  Toys 'R' Us, Inc.(1)                                 409,134
                                                                 ---------------
                                                                      25,084,635
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.5%
            17,420  Coach Inc.(1)                                        982,488
            11,201  Jones Apparel Group, Inc.                            409,621
            10,169  Liz Claiborne, Inc.                                  429,233
            24,369  NIKE, Inc. Cl B                                    2,210,024
             5,540  Reebok International Ltd.                            243,760
            10,423  VF Corp.                                             577,226
                                                                 ---------------
                                                                       4,852,352
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.8%
            53,524  Countrywide Financial Corporation                  1,980,923
            89,811  Fannie Mae                                         6,395,441
            64,023  Freddie Mac                                        4,718,495
            28,242  Golden West Financial Corp.                        1,734,624
             9,122  MGIC Investment Corp.                                628,597
            31,759  Sovereign Bancorp Inc.                               716,165
            80,888  Washington Mutual, Inc.                            3,419,945
                                                                 ---------------
                                                                      19,594,190
                                                                 ---------------
TOBACCO - 1.3%
           190,387  Altria Group Inc.                                 11,632,645
            13,606  Reynolds American Inc.                             1,069,432
            15,387  UST Inc.                                             740,269
                                                                 ---------------
                                                                      13,442,346
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.1%
             8,498  Grainger (W.W.), Inc.                                566,137
                                                                 ---------------

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES - 0.3%
           103,358  Nextel Communications, Inc.(1)                     3,100,740
                                                                 ---------------

TOTAL COMMON STOCKS                                                1,046,789,735
(Cost $885,713,483)                                              ---------------

TEMPORARY CASH INVESTMENTS
SEGREGATED FOR FUTURES* - 2.9%
       $28,700,000  FHLB Discount Notes, 1.25%,
                    1/3/05(4)                                         28,694,552
         1,800,000  U.S. Treasury Bills,
                    2.16%, 3/24/05(4)                                  1,791,400
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS
SEGREGATED FOR FUTURES                                                30,485,952
(Cost $30,489,151)                                               ---------------

TOTAL INVESTMENT SECURITIES - 100.4%                               1,077,275,687
                                                                 ---------------
(Cost $916,202,634)

OTHER ASSETS AND LIABILITIES - (0.4)%                                (4,007,004)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $1,073,268,683
                                                                 ===============
FUTURES CONTRACTS*

Contracts                     Expiration      Underlying Face     Unrealized
Purchased                        Date         Amount at Value        Gain
------------------------------------------------------------------------------
492  S&P 500 E-Mini Futures    March 2005       $29,802,900       $ (685,449)
                                               ===============================

*FUTURES CONTRACTS typically are based on an index or specific security and tend to track the performance of the index or specific security while remaining very liquid (easy to buy and sell). By investing its cash assets in index futures, the fund has increased equity exposure while maintaining easy access to cash.

NOTES TO SCHEDULE OF INVESTMENTS
FHLB = Federal Home Loan Bank
(1)  Non-income producing.
(2)  Industry is less than 0.05% of net assets.
(3)  Security, or a portion thereof, has been segregated at the custodian bank or with the broker as initial margin on futures contracts.
(4)  The rate indicated is the yield to maturity at purchase.

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS
1. FEDERAL TAX INFORMATION

As of December 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $978,648,613
                                                                 ===============
Gross tax appreciation of investments                              $ 191,639,773
Gross tax depreciation of investments                               (93,012,699)
                                                                 ---------------
Net tax appreciation of investments                                $  98,627,074
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
REAL ESTATE FUND
DECEMBER 31, 2004
[american century investments logo and text logo]

REAL ESTATE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 94.9%
DIVERSIFIED - 7.3%
           897,315  Capital Automotive REIT                       $  31,877,117
           103,200  Colonial Properties Trust                         4,052,664
           322,900  Cousins Properties Inc.                           9,774,183
           608,000  Lexington Corporate Properties
                    Trust                                            13,728,640
               123  NTT Urban Development ORD                           539,432
            69,400  Washington REIT                                   2,350,578
                                                                 ---------------
                                                                     62,322,614
                                                                 ---------------
HEALTH CARE - 0.5%
           154,200  Health Care Property Investors Inc.               4,269,798
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 9.3%
           241,400  Eagle Hospitality Properties
                    Trust Inc.                                        2,486,420
         2,073,300  Host Marriott Corp.                              35,868,090
         1,041,100  Innkeepers USA Trust                             14,783,620
           573,303  InterContinental Hotels Group
                    plc ORD                                           7,123,962
           407,600  Strategic Hotel Capital Inc.                      6,725,400
           350,000  Sunstone Hotel Investors, Inc.                    7,273,000
           441,200  Winston Hotels Inc.                               5,210,572
                                                                 ---------------
                                                                     79,471,064
                                                                 ---------------
INDUSTRIALS - 7.7%
           137,900  AMB Property Corp.                                5,569,781
           137,800  Centerpoint Properties Corp.                      6,599,242
           214,600  First Potomac Realty Trust                        4,892,880
         1,122,510  Prologis                                         48,638,358
                                                                 ---------------
                                                                     65,700,261
                                                                 ---------------
MULTI-FAMILY RESIDENTIAL - 16.9%
           220,300  American Campus Communities
                    Inc.                                              4,954,547
           260,300  Apartment Investment and
                    Management Co.                                   10,031,962
           513,200  Archstone-Smith Trust                            19,655,560
           108,000  AvalonBay Communities Inc.                        8,132,400
           680,500  Camden Property Trust                            34,705,500
            95,400  Equity Lifestyle Properties, Inc.                 3,410,550
           247,000  Equity Residential                                8,936,460
           523,000  Gables Residential Trust                         18,718,170
            92,200  GMH Communities Trust                             1,300,020
           416,900  Home Properties, Inc.                            17,926,700
           385,300  Mid-America Apartment
                    Communities Inc.                                 15,882,066
                                                                 ---------------
                                                                    143,653,935
                                                                 ---------------
NEIGHBORHOOD & COMMUNITY SHOPPING CENTERS - 8.5%
           234,900  Federal Realty Investors Trust                   12,132,585
           586,900  Heritage Property Investment Trust               18,833,621

REAL ESTATE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

           718,400  Kimco Realty Corporation                         41,660,016
                                                                 ---------------
                                                                     72,626,222
                                                                 ---------------
OFFICE MANAGEMENT - 25.1%
           354,700  Arden Realty Inc.                                13,379,284
           141,400  Boston Properties Inc.                            9,144,338
           418,600  Brandywine Realty Trust                          12,302,654
           853,300  CarrAmerica Realty Corp.                         28,158,900
           430,100  Crescent Real Estate Equities Co.                 7,853,626
           372,824  Duke Realty Corporation                          12,728,211
         1,373,248  Equity Office Properties Trust                   39,988,982
           202,000  Kilroy Realty Corp.                               8,635,500
           322,700  Liberty Property Trust                           13,940,640
           786,800  Mack-Cali Realty Corp.                           36,216,404
           320,500  Maguire Properties, Inc.                          8,800,930
           600,900  Prentiss Properties Trust                        22,954,380
                                                                 ---------------
                                                                    214,103,849
                                                                 ---------------
REGIONAL MALLS - 15.5%
         1,259,510  General Growth Properties, Inc.                  45,543,882
           260,576  Pennsylvania REIT                                11,152,653
         1,016,200  Simon Property Group, Inc.                       65,717,653
           318,500  Taubman Centers Inc.                              9,539,075
                                                                 ---------------
                                                                    131,953,263
                                                                 ---------------
STORAGE - 3.6%
           310,110  Extra Space Storage Inc.                          4,133,766
           349,000  Public Storage Inc.                              19,456,750
           430,200  U-Store-It Trust                                  7,463,970
                                                                 ---------------
                                                                     31,054,486
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.5%
           127,100  Crown Castle International Corp.                  2,114,944
            73,300  Global Signal Inc.                                2,018,682
                                                                 ---------------
                                                                      4,133,626
                                                                 ---------------
TOTAL COMMON STOCKS                                                 809,289,118
(Cost $682,450,105)                                              ---------------

PREFERRED STOCKS - 0.2%
MULTI-FAMILY RESIDENTIAL - 0.2%
            58,610  Associated Estates Realty, 8.70%,
                    12/15/09                                          1,520,930
                                                                 ---------------
(Cost $1,465,250)

REAL ESTATE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS - 3.6%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various U.S.
Treasury obligations, 4.98% - 5.11%,
5/15/20 - 2/15/23, valued at $18,094,717),
in a joint trading account at 1.55%, dated 12/31/04,
due 1/3/05 (Delivery value $17,502,260)                              17,500,000

Repurchase Agreement, Deutsche Bank Securities,
Inc., (collateralized by various U.S. Treasury
obligations, 1.625% - 1.875%, 3/31/05 - 7/15/13,
valued at $13,362,720), in a joint trading account
at 1.55%, dated 12/31/04, due 1/3/05
(Delivery value $13,101,692)                                         13,100,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                     30,600,000
(Cost $30,600,000)                                               ---------------

TOTAL INVESTMENT SECURITIES - 98.7%                                 841,410,048
                                                                 ---------------
(Cost $714,515,355)

OTHER ASSETS AND LIABILITIES - 1.3%                                  10,752,441
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                         $ 852,162,489
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS

ORD = Foreign Ordinary Share
REIT = Real Estate Investment Trust

REAL ESTATE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $  718,178,243
                                                                 ===============
Gross tax appreciation of investments                            $  123,445,258
Gross tax depreciation of investments                                  (213,453)
                                                                 ---------------
Net tax appreciation of investments                              $  123,231,805
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales and return of capital dividends received.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
             ----------------------------------------------------------

By:    /s/ William M. Lyons
       -------------------------------------------
       Name:    William M. Lyons
       Title:   President

Date:  February 22, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:    /s/ William M. Lyons
       -------------------------------------------
       Name:    William M. Lyons
       Title:   President
                (principal executive officer)

Date:  February 22, 2005

By:     /s/ Maryanne L. Roepke
        ------------------------------------------
        Name:    Maryanne L. Roepke
        Title:   Sr. Vice President, Treasurer, and
                 Chief Accounting Officer
                 (principal financial officer)

Date:  February 22, 2005